As filed with the Securities and Exchange Commission on April 28, 1998.
                                                     Registration Nos. 333-20343
                                                                        811-8154

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                          __________________________________
                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                            POST-EFFECTIVE AMENDMENT NO. 1


                                        AND/OR

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                   AMENDMENT NO. 19



                                  SEPARATE ACCOUNT A
                                          OF
                         FIRST FORTIS LIFE INSURANCE COMPANY
                              (Exact Name of Registrant)
                          _________________________________


                         FIRST FORTIS LIFE INSURANCE COMPANY
                                 (Name of Depositor)
                              220 Salina Meadows Parkway
                               Syracuse, New York 13220
                 (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number, including Area Code:
                                     315-451-0066
                          _________________________________

                               DAVID A. PETERSON, ESQ.
                                 500 Bielenberg Drive
                              Woodbury, Minnesota 55125
                       (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                         ___________________________________

It is proposed that this filing will be come effective (check appropriate box):


     /   /  immediately upon filing pursuant to paragraph (b) of Rule 485.


     / x  /  on May 1, 1998 pursuant to paragraph (b) of Rule 485.


     /   /  60 days after filing pursuant to paragraph (a)(I) of Rule 485.


     /   /  On May 14, 1997 pursuant to paragraph (a)(I) of Rule 485.


     /   /  75 days after filing pursuant to paragraph (a)(ii) of Rule 485.


     /   /  On _______ pursuant to paragraph (a)(ii) of Rule 485

     If appropriate, check the following box:


     /   /  This post effective amendment designates a new effective date for a previously filed post effective amendment.

                        ______________________________________

                                VARIABLE ACCOUNT A OF
                         FIRST FORTIS LIFE INSURANCE COMPANY

                        Cross Reference Sheet Showing Location
                           of Information in Prospectus or
                          Statement of Additional Information
                        --------------------------------------


           Form N-4                      Prospectus Caption
           --------                      ------------------
1.  Cover Page                     Cover Page

2.  Definitions                    Special Terms Used in This
                                   Prospectus

3.  Synopsis of Highlights         Summary of Contract Features

4.  Condensed Financial            Further Information About
     Information                   First Fortis

5.  General Description of         Cover Page; Summary of
      Registrant, Depositor and    Contract Features; First Fortis
      Portfolio Companies          Life Insurance Company; The
                                   Variable Account; The Portfolios;
                                   The Fixed Account; Further
                                   Information About First Fortis

6.  Deductions                     Summary of Contract Features;
                                   Charges and Deductions

7.  General Description of         Accumulation Period; General
    Variable Annuity Contracts     Provisions


8.  Annuity Period                 The Annuity Period

9.  Death Benefit                  Summary of Contract Features;
                                   Accumulation Period

10. Purchase and Contract          Accumulation Period
    Value

11. Redemptions                    Summary of Contract Features;
                                   Total and Partial Surrenders

12. Taxes                          Summary of Contract Features;
                                   Federal Tax Matters

13. Legal Proceedings              None

14. Table of Contents of the       Contents of the Statement of
     Statement of Additional       Additional Information
     Information

Form N-4                           Statement of Additional
--------                             Information Caption
(cont'd.)                          -----------------------

15. Cover Page                     Cover Page

16. Table of Contents              Table of Contents

17. General Information and        Ownership of Securities
     History                       (in Prospectus)

18. Services                       Services

19. Purchase of Securities         Distribution (in Prospectus)
     Being Offered

20. Underwriters                   Services

21. Calculation of Performance     Appendix A to Statement of
     Data                          Additional Information


22. Annuity Payments               Calculation of Annuity
                                   Payments


23. Financial Statements           Variable Account
                                   Financial Statements

VALUE
ADVANTAGE
PLUS
VARIABLE
ANNUITY

Contracts Under Flexible
Premium Deferred
Combination Variable and
Fixed Annuity Contracts

      [LOGO]

PROSPECTUS DATED
May 1, 1998

FORTIS-Registered Trademark-

FIRST FORTIS LIFE INSURANCE COMPANY
MAILING ADDRESS:      STREET ADDRESS:             PHONE: 1-800-591-7333
P.O. BOX 3249         SUITE 255
SYRACUSE              220 SALINA MEADOWS
NEW YORK 13220        PARKWAY
                      SYRACUSE
                      NEW YORK 13212

This Prospectus describes interests under flexible premium deferred combination variable and fixed annuity contracts issued by First Fortis Life Insurance Company ("First Fortis"). The minimum initial purchase payment is generally $5,000 and is $500 for each subsequent purchase payment.

A Contract allows you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through the Fixed Account or a variable return accumulation option through Separate Account A (the "Variable Account") of First Fortis, or a combination of these two options. Under the variable rate accumulation option, you can choose among the following Portfolios (see "The Portfolios" for limitations on the availability of certain Portfolios in certain states):

Alliance Money Market Portfolio           Lexington Natural Resources Trust
Alliance International Portfolio          Lexington Emerging Markets Fund
Alliance Premier Growth Portfolio         MFS Emerging Growth Series
American Century VP Balanced Fund         MFS High Income Series
American Century VP Capital Appreciation  MFS World Governments Series
  Fund                                    Montgomery Emerging Markets Fund
Federated High Income Bond Fund II        Montgomery Growth Fund
Federated Utility Fund II                 Neuberger & Berman Limited Maturity
Federated American Leaders Fund II        Bond
Federated Fund for U.S. Government        Portfolio
  Securities II                           Neuberger & Berman Partners Portfolio
Fortis S & P 500 Index Series             SAFECO Equity Portfolio
INVESCO Industrial Income Portfolio       SAFECO Growth Portfolio
INVESCO Health Services Portfolio         Strong Discovery Fund II
INVESCO Technology Portfolio              Strong International Stock Fund II
                                          Van Eck Worldwide Bond Fund
                                          Van Eck Worldwide Hard Assets Fund

The accompanying Prospectus for these Portfolios describes the investment objectives, policies and risks of each of the Portfolios. You can choose among 10 different guarantee periods under the guaranteed interest accumulation option, each of which has its own interest rate.

You have the right to examine a Contract during a "free look" period after you receive the Contract and return it for a refund of the amount of the then current Contract Value. The "free look" period is 10 days.

The Contract provides several different types of retirement and death benefits, including fixed and variable annuity income options. You may make partial surrenders of the Contract Value or may totally surrender the Contract for its Cash Surrender Value.

This Prospectus gives prospective investors information about the Contracts that they should know before investing. This Prospectus must be accompanied by a current Prospectus of the Portfolios. These Prospectuses should be read carefully and kept for future reference.

A Statement of Additional Information, dated May 1, 1998, about certain aspects of the Contracts has been filed with the Securities and Exchange Commission and is available without charge, from First Fortis at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 23 of this Prospectus.

THESE POLICIES ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FORTIS-Registered Trademark- and Fortis-Registered Trademark- are registered servicemarks of Fortis AMEV and Fortis AG.

TABLE OF CONTENTS

                                                                        PAGE
Special Terms Used in this Prospectus.................................     3
Information Concerning Fees and Charges...............................     4
Summary of Contract Features..........................................     6
First Fortis Life Insurance Company...................................     8
The Variable Account..................................................     8
The Portfolios........................................................     8
The Fixed Account.....................................................     8
    - Guarantee Interest Rates/Guarantee Periods......................     8
    - Market Value Adjustment.........................................     9
    - Investments by First Fortis.....................................     9
Fixed Account Value...................................................    10
Accumulation Period...................................................    10
    - Issuance of a Contract and Purchase Payments....................    10
    - Contract Value..................................................    10
    - Allocation of Purchase Payments and Contract Value..............    11
    - Total and Partial Surrenders....................................    11
    - Benefit Payable on Death of Annuitant or Contract Owner.........    12
The Annuity Period....................................................    13
    - Annuity Commencement Date.......................................    13
    - Commencement of Annuity Payments................................    13
    - Relationship Between Subaccount Investment Performance and
       Amount of Variable Annuity Payments............................    13
    - Annuity Forms...................................................    13
    - Death of Annuitant or Other Payee...............................    14
Charges and Deductions................................................    14
    - Premium Taxes...................................................    14
    - Charges Against the Variable Account............................    14
    - Annual Administrative Charge....................................    14
    - Tax Charge......................................................    15
    - Miscellaneous...................................................    15
General Provisions....................................................    15
    - The Contracts...................................................    15
    - Postponement of Payments........................................    15
    - Misstatement of Age or Sex and Other Errors.....................    15
    - Assignment......................................................    15
    - Beneficiary.....................................................    15
    - Reports.........................................................    15
Rights Reserved By First Fortis.......................................    15
Distribution..........................................................    16
Federal Tax Matters...................................................    16
Further Information about First Fortis................................    19
    - General.........................................................    19
    - Selected Financial Data.........................................    19
    - Management's Discussion and Analysis of Financial Condition and
      Results of Operations...........................................    19
    - Liquidity and Capital Resources.................................    20
    - Competition.....................................................
    - Regulation and Reserves.........................................
    - Employees and Facilities........................................
    - Directors and Executive Officers................................    21
    - Executive Compensation..........................................    22
    - Ownership of Securities.........................................    22
Voting Privileges.....................................................    22
Legal Matters.........................................................    23
Other Information.....................................................    23
Contents of Statement of Additional Information.......................    23
First Fortis Financial Statements.....................................    23
Appendix A--Sample Market Value Adjustment Calculations...............   A-1
Appendix B--Explanation of Expense Calculations.......................   B-1
Appendix C--Participating Portfolios..................................   C-1

THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FIRST FORTIS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FIRST FORTIS.

SPECIAL TERMS USED IN THIS PROSPECTUS

ACCUMULATION     The time period under a Contract between the Contract Issue Date and the Annuity Commencement
PERIOD           Date.
ACCUMULATION     A unit of measure used to calculate the Contract Owners' interest in the Variable Account
UNIT             during the Accumulation Period.
ANNUITANT        A person during whose life annuity payments are to be made by First Fortis under the Contract.
ANNUITY          The date on which the Annuity Period commences.
COMMENCEMENT
DATE
ANNUITY PERIOD   The time period following the Accumulation Period, during which annuity payments are made by
                 First Fortis.
ANNUITY UNIT     A unit of measurement used to calculate variable annuity payments.
BENEFICIARY      The person entitled to receive benefits under the terms of the Contract.
CASH SURRENDER   The amount payable to the Contract Owner on surrender of the Contract after all applicable
VALUE            adjustments and deduction of all applicable charges.
CERTIFICATE      The date on which the Contract becomes effective as shown on the Contract Data Page.
ISSUE DATE
CERTIFICATE      The sum of the Fixed Account Value and the Variable Account Value.
VALUE
CONTRACT OWNER   The person or company named in the application for a Contract, who is entitled to exercise all rights and privileges of ownership under the Contract during the Accumulation Period.
FIXED ACCOUNT    The name of the alternative under which purchase payments are allocated to First Fortis'
                 General Account.
FIXED ACCOUNT    The amount of your Contract Value which is in the Fixed Account.
VALUE
FIXED ANNUITY    An annuity option under which First Fortis promises to pay the Annuitant or any other payee
OPTION           that you designate one or more fixed payments.
GENERAL ACCOUNT  All assets of First Fortis other than those in the Variable Account, and other than those in any other legally segregated separate account established by First Fortis.
GUARANTEED       The rate of interest we credit during any Guarantee Period, on an effective annual basis.
INTEREST RATE
GUARANTEE        The period for which a Guaranteed Interest Rate is credited.
PERIOD
HOME OFFICE      Our office at 220 Salina Meadows Parkway, Syracuse, New York 13212; 1-800-591-7333; Mailing
                 address: P.O. Box 3249, Syracuse NY 13220.
MARKET VALUE     Positive or negative adjustment in Fixed Account Value that we make if such value is paid out
ADJUSTMENT       more than fifteen days before or after the end of a Guarantee Period in which it was being held.
NET PURCHASE     The gross amount of a purchase payment less any applicable premium taxes or similar
PAYMENT          governmental assessments.
NON-QUALIFIED    Contracts that do not qualify for the special federal income tax treatment applicable in
CERTIFICATES     connection with certain retirement plans.
PORTFOLIO        Each separate investment portfolio eligible for investment by the Variable Account.
QUALIFIED        Contracts that are qualified for the special federal income tax treatment applicable in
CONTRACTS        connection with certain retirement plans.
SUBACCOUNTS      The several Subaccounts of the Variable Account, each of which invests its assets in a different Portfolio.
VALUATION DATE   All business days except, with respect to any Subaccount, days on which the related Portfolio does not value its shares. Generally, the Portfolios value their shares on each day the New
                 York Stock Exchange is open.
VALUATION        The period that starts at the close of regular trading on the New York Stock Exchange on a
PERIOD           Valuation Date and ends at the close of regular trading on the exchange on the next succeeding
                 Valuation Date.
VARIABLE         The segregated asset account referred to as Variable Account A of First Fortis Life Insurance
ACCOUNT          Company established to receive and invest purchase payments under Contracts.
VARIABLE         The amount of your Contract Value in the Subaccounts of the Variable Account.
ACCOUNT VALUE
VARIABLE         An annuity option under which First Fortis promises to pay the Annuitant or any other payee
ANNUITY OPTION   chosen by you one or more payments which vary in amount in accordance with the net investment experience of the Subaccounts selected by the Annuitant.
WRITTEN REQUEST  A written, signed and dated request, in form and substance satisfactory to First Fortis and received at our Home Office.

INFORMATION CONCERNING FEES AND CHARGES

CONTRACT OWNER TRANSACTION CHARGES

       Front-End Sales Charge Imposed on Purchases...............    0%
       Maximum Surrender Charge for Sales Expenses...............    0%
       Other Surrender Fees......................................    0%
       Exchange Fee..............................................    0%
ANNUAL CONTRACT ADMINISTRATION CHARGE............................  $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
       Mortality and Expense Risk Charge.........................  .45%
       Variable Account Administrative Charge....................    0%
                                                                   ----
         Total Variable Account Annual Expenses..................  .45%

MARKET VALUE ADJUSTMENT WITH RESPECT TO FIXED ACCOUNT

Surrenders and other withdrawals from the Fixed Account more than fifteen days from the end of a Guarantee Period are subject to a Market Value Adjustment. The Market Value Adjustment may increase or reduce the Fixed Account Value. It is computed pursuant to a formula that is described in more detail under "Market Value Adjustment."

PORTFOLIO ANNUAL EXPENSES (A) (B)

                                                                                           TOTAL PORTFOLIO
                                                                                              OPERATING
                                                                INVESTMENT                    EXPENSES
                                                               ADVISORY AND     OTHER      (*AFTER EXPENSE
                                                              MANAGEMENT FEE   EXPENSES    REIMBURSEMENT)
                                                              --------------   --------   -----------------
Alliance Money Market Portfolio.............................          0.50%      0.14%              0.64%
Alliance International Portfolio............................          0.53%      0.42%              0.95%
Alliance Premier Growth Portfolio...........................          0.85%      0.10%              0.95%
American Century VP Balanced Fund...........................          1.00%      0.00%              1.00%
American Century VP Capital Appreciation Fund...............          1.00%      0.00%              1.00%
Federated High Income Bond Fund II..........................          0.51%      0.29%              0.80%
Federated Utility Fund II...................................          0.48%      0.37%              0.85%
Federated American Leaders Fund II..........................          0.66%      0.19%              0.85%
Federated Fund for U.S. Government Securities II............          0.15%      0.65%              0.80%
Fortis S & P 500 Index Series...............................          0.40%      0.11%              0.51%
INVESCO Industrial Income Portfolio.........................          0.48%      0.47%              0.95%
INVESCO Health Sciences Portfolio...........................          0.66%      0.42%              1.08%
INVESCO Technology Portfolio................................          0.66%      0.39%              1.05%
Lexington Natural Resources Trust...........................          1.00%      0.25%              1.25%
Lexington Emerging Markets Fund.............................          0.85%      0.99%              1.84%
MFS Emerging Growth Series..................................          0.75%      0.12%              0.87%
MFS High Income Series......................................          0.75%      0.25%              1.00%
MFS World Governments Series................................          0.75%      0.25%              1.00%
Montgomery Emerging Markets Fund............................          1.24%      0.51%              1.75%
Montgomery Growth Fund......................................          0.28%      0.97%              1.25%
Neuberger & Berman Limited Maturity Bond Portfolio..........          0.65%      0.12%              0.77%
Neuberger & Berman Partners Portfolio.......................          0.80%      0.06%              0.86%
SAFECO Equity Portfolio.....................................          0.73%      0.02%              0.75%
SAFECO Growth Portfolio.....................................          0.74%      0.03%              0.77%
Strong Discovery Fund.......................................          1.00%      0.18%              1.18%
Strong International Stock Fund.............................          1.00%      0.51%              1.51%
Van Eck Worldwide Bond Fund.................................          1.00%      0.12%              1.12%
Van Eck Worldwide Hard Assets Fund..........................          1.00%      0.11%              1.11%

------------------------
(a) As a percentage of Portfolio average net assets based on historical data for the fiscal year ended December 31, 1997. In the absence of expense and fee waivers or expense reimbursements by the Portfolio investment adviser, the total expenses of the following Portfolios would have been as hereafter indicated rather than as listed above: Alliance International Portfolio--1.42%; Alliance Premier Growth Portfolio--1.10%; Federated High Income Bond Fund II--.89%; Federated Utility Fund II--1.12%; Federated American Leaders Fund II--.94%; Federated Fund for U.S. Government Securities Fund II--1.25%; Lexington Emerging Markets Fund--1.91%; MFS High Income Series--1.15%; and MFS World Governments Series--1.15%; Montgomery Emerging Markets Fund--1.76%; Montgomery Growth Fund--1.97%. The information set forth in this table was provided to Fortis Benefits by the Portfolio managers and Fortis Benefits has not independently verified such information.

(b) Certain of the unaffiliated investment advisers of the Portfolios reimburse First Fortis for costs incurred in connection with administering the Portfolios as variable funding options by payment of an amount based on assets in the Portfolios attributable to the Contracts. These amounts are not charged to the Portfolios or the holders of the Contracts.

EXAMPLES*

If you COMMENCE AN ANNUITY payment option, or whether you DO or DO NOT surrender your Contract or commence an annuity payment option, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:

IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                 1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------  -------   -------   -------   --------
Alliance Money Market Portfolio.............................      11        36        62        136
Alliance International Portfolio............................      15        45        78        171
Alliance Premier Growth Portfolio...........................      15        45        78        171
American Century VP Balanced Fund...........................      15        47        81        176
American Century VP Capital Appreciation Fund...............      15        47        81        176
Federated High Income Fund II...............................      13        41        70        154
Federated Utility Fund II...................................      14        42        73        160
Federated American Leaders Fund II..........................      14        42        73        160
Federated Fund for U.S. Government Securities II............      13        41        70        154
Fortis S & P 500 Index Series...............................      10        32        55        121
INVESCO Health Sciences Portfolio...........................      16        49        85        185
INVESCO Industrial Income Portfolio.........................      15        45        78        171
INVESCO Technology Portfolio................................      16        48        83        182
Lexington Natural Resources Trust...........................      18        54        93        203
Lexington Emerging Markets Fund.............................      23        72       123        264
MFS Emerging Growth Series..................................      14        43        74        162
MFS High Income Series......................................      15        47        81        176
MFS World Governments Series................................      15        47        81        176
Montgomery Emerging Markets Fund............................      23        69       119        255
Montgomery Growth Fund......................................      18        54        93        203
Neuberger & Berman Limited Maturity Bond Portfolio..........      13        40        68        151
Neuberger & Berman Partners Portfolio.......................      14        42        73        161
SAFECO Equity Portfolio.....................................      13        39        67        148
SAFECO Growth Portfolio.....................................      13        40        68        151
Strong Discovery Fund II....................................      17        52        90        196
Strong International Stock Fund II..........................      20        62       107        230
Van Eck Worldwide Bond Fund.................................      16        50        87        189
Van Eck Worldwide Hard Assets Fund..........................      16        50        86        188

------------------------
* For purposes of these examples, the effect of the annual Contract administration charge has been computed based on the average total Contract Value during the year ended December 31, 1996 of similar contracts issued by an affiliated company and the total actual amount of annual contract administration charges collected during the year on those contracts. For the purpose of these examples, Portfolio annual expenses are assumed to continue at the rates set forth in the table above.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
                            ------------------------

The foregoing tables and examples are included to assist you in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts and the Portfolios. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

See Appendix B for an explanation of the calculation of the amounts set forth above.

SUMMARY OF CONTRACT FEATURES

The following summary should be read in conjunction with the detailed information in this Prospectus.

The Contracts are designed to provide individuals with retirement benefits through the accumulation of Net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

"We," "our," and "us" mean First Fortis Life Insurance Company. "You" and "your" mean a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract.

PURCHASE PAYMENTS

The initial purchase payment under a Contract must be at least $5,000 ($2,000 for a Contract pursuant to a qualified contract). Additional purchase payments under a Contract must be at least $500. See "Issuance of a Contract and Purchase Payments."

On the Contract Issue Date, except as hereafter explained, the initial purchase payment is allocated, as specified by the Contract Owner in the Contract application, among one or more of the Subaccounts of the Variable Account, or to one or more of the Guarantee Periods in the Fixed Account, or to a combination thereof. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the Contract Owner may subsequently request In Writing.

VARIABLE ACCOUNT INVESTMENT OPTIONS

Each of the Subaccounts of the Variable Account invests in shares of a Portfolio. Contract Value in each of the Subaccounts of the Variable Account will vary to reflect the investment experience of each of the corresponding Portfolios, as well as deductions for certain charges.

Each Portfolio has a separate and distinct investment objective. A full description of the Portfolios and their investment objectives, policies, risks and expenses can be found in the current Prospectus for the Portfolio, which accompanies this Prospectus, and the Statement of Additional Information for the Portfolio which is available upon request.

FIXED ACCOUNT INVESTMENT OPTIONS

Any amount allocated by the Contract Owner to the Fixed Account earns a Guaranteed Interest Rate. The level of the Guaranteed Interest Rate depends on the length of the Guarantee Period selected by the Contract Owner. We currently make available ten different Guarantee Periods, ranging from one to ten years. If amounts are transferred, surrendered or otherwise paid out more than fifteen days before or after the end of the applicable Guarantee Period, a Market Value Adjustment will be applied to increase or decrease the amount that is paid out. Accordingly, the Market Value Adjustment can result in gains or losses to you.

For a more complete discussion of the Fixed Account investment option and the Market Value Adjustment, see "The Fixed Account."

TRANSFERS

During the Accumulation Period, you can transfer all or part of your Contract Value from one Subaccount to another or into the Fixed Account and, subject to any Market Value Adjustment, from one Guarantee Period of the Fixed Account to another or into a Subaccount. There is currently no charge for these transfers. We reserve the right to restrict the frequency of, or otherwise condition, terminate, or impose charges upon, transfers from a Subaccount during the Accumulation Period. During the Annuity Period the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Value Transfers."

TOTAL OR PARTIAL SURRENDERS

Subject to certain conditions, all or part of the Contract Value may be surrendered by the Contract Owner before the earlier of the Annuitant's death or the Annuity Commencement Date. Amounts surrendered from the Fixed Account may be subject to a Market Value Adjustment. See "Total and Partial Surrenders" and "Market Value Adjustment." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

CHARGES AND DEDUCTIONS

First Fortis deducts daily charges at a rate of .45 % per annum of the value of the average net assets in the Variable Account for the mortality and expense risks it assumes. There is also an annual administrative charge each year for Contract administration and maintenance. This charge is $30 per year (subject to any applicable state law limitations) and is deducted on each anniversary of the Contract Issue Date and upon total surrender of the Contract. Also, there may be state premium tax charges deducted from your Contract Value. See "Charges and Deductions."

ANNUITY PAYMENTS

The Contract provides several types of annuity benefits to Contract Owners or other persons they properly designate to receive such payments, including Fixed and Variable Annuity Options. The Contract Owner has considerable flexibility in choosing the Annuity Commencement Date. However, the tax implications of an Annuity Commencement Date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Forms" and "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT

In the event that the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, a death benefit is payable to the Beneficiary. See "Benefit Payable on Death of Annuitant or Contract Owner."

RIGHT TO EXAMINE THE CONTRACT

A Contract Owner may elect during a "free look" period to cancel the Contract and receive a refund. See the cover page of this Prospectus.

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS
Certain rights you would otherwise have under a Contract may be limited by the terms of any applicable employee benefit plan. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Contract is issued.

The record owner of the group variable annuity contract pursuant to which Contracts may be issued will be a bank trustee whose sole function is to hold record ownership of the contract or an employer (or the employer's designee) in connection with an employee benefit plan. In the latter cases, certain rights that a Contract Owner otherwise would have under a Contract may be reserved instead by the employer.

TAX IMPLICATIONS

The tax implications for Contract Owners or any other persons who may receive payments under a Contract, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a Contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS

Any question about procedures of the Contract should be directed to your sales representative, or First Fortis' Home Office: P.O. Box 3249, Syracuse NY 13220; 1-800-591-7333. Purchase payments and Written Requests should be mailed or delivered to the same Home Office address. All communications should include the Contract number, the Contract Owner's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-591-7333.

Any purchase payment or other communication, except a free-look cancellation notice, is deemed received at First Fortis' Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on The New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

The information presented below reflects the Accumulation Unit information for the available Subaccounts of the Variable Account through December 31, 1997.

                                          ACCUMULATION   ACCUMULATION
                                              UNITS       UNIT VALUE
                                          -------------  ------------
Alliance Money Market Portfolio.........       19,606      10.861561
Alliance International Portfolio........        4,147      10.818424
Alliance Premier Growth Portfolio.......       17,972      15.729195
American Century VP Balanced Fund.......          615      12.639353
American Century VP Capital Appreciation
 Fund...................................            0       9.061024
Federated Fund for U.S. Government
 Securities II..........................        1,710      10.704721
Federated High Income Bond Fund II......       29,708      12.441253
Federated Utility Fund II...............            0      13.550370
Federated American Leaders Fund II......            0      15.012052
Fortis S & P 500 Index Series...........           47      12.896250
INVESCO Health Services Portfolio.......          273      11.006864
INVESCO Industrial Income Portfolio.....        1,157      12.136873
INVESCO Technology Portfolio............          192      11.445543
Lexington Natural Resources Trust.......            0      12.853076
Lexington Emerging Markets Fund.........            0       8.299614
MFS Emerging Growth Series..............       10,745      13.756132
MFS High Income Series..................       39,079      12.342449
MFS World Governments Series............            0      10.248705
Montgomery Emerging Markets Fund........          434      10.526513
Montgomery Growth Fund..................        1,398      16.232262
Neuberger & Berman Limited Maturity Bond
 Portfolio..............................            0      10.497834
Neuberger & Berman
 Partners Portfolio.....................        1,201      12.477670
SAFECO Equity Portfolio.................       18,571      12.151817
SAFECO Growth Portfolio.................        1,217      14.992831
Strong Discovery Fund...................        1,015      11.153400
Strong International Stock Fund.........        3,909       9.049000
Van Eck Worldwide Bond Fund.............            0      10.492666
Van Eck Worldwide Hard Assets Fund......            0       9.774884

Audited financial statements of the available Subaccounts of the Variable Account, are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the Subaccounts of the Variable Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the Subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total return" is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

Financial information concerning First Fortis is included in this Prospectus under "Additional Information About First Fortis" and "First Fortis Financial Statements."

FIRST FORTIS LIFE INSURANCE COMPANY

First Fortis Life Insurance Company, the issuer of the Contracts, was founded in 1971. At the end of 1996, First Fortis had approximately $5.5 billion of total life insurance in force. First Fortis is a New York corporation and is qualified to sell life insurance, accident and health and annuity contracts in New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis AMEV and 50% by Fortis AG. Fortis, Inc. manages the United States operations for these two companies.

First Fortis is a member of the Fortis Financial Group, a joint effort by First Fortis, Fortis Benefits Insurance Company, Fortis Advisers, Inc., Fortis Investors, Inc., and Time Insurance Company, offering financial products through the management, marketing and servicing of mutual funds, annuities and life insurance and disability income products.

Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies has assets in excess of $167 billion.

All of the guarantees and commitments under the Contracts are general obligations of First Fortis, regardless of whether the Contract Value has been allocated to the Variable Account or to the Fixed Account. None of First Fortis' affiliated companies has any legal obligation to back First Fortis' obligations under the Contracts.

THE VARIABLE ACCOUNT

The Variable Account, which is a segregated investment account of First Fortis, was established as Variable Account A by First Fortis pursuant to the insurance laws of New York as of October 1, 1993. Although the Variable Account is an integral part of First Fortis, the Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Assets in the Variable Account representing reserves and liabilities under Contracts and other variable annuity contracts issued by First Fortis will not be chargeable with liabilities arising out of any other business of First Fortis.

There are a number of Subaccounts in the Variable Account. The assets in each Subaccount are invested exclusively in one of the Portfolios listed on page one of this Prospectus. Income and both realized and unrealized gains or losses from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount of the Variable Account or arising out of any other business we may conduct. New Subaccounts may be added as new Portfolios are added and made available. Correspondingly, if any Portfolios are eliminated, Subaccounts may be eliminated from the Variable Account.

THE PORTFOLIOS

Contract holders may choose from among a number of different Portfolios, each of which is a mutual fund available for purchase only as a funding vehicle for benefits under variable life insurance and variable annuities issued by First Fortis and other life insurance companies. (See Appendix C which contains a summary of the investment objectives of each Portfolio.) Each Portfolio corresponds to one of the Subaccounts of the Variable Account. The assets of each Portfolio are separate from the others and each Portfolio operates as a separate investment portfolio whose performance has no effect on the investment performance of any other Portfolio. More detailed information for each Portfolio offered, such as its investment policies and restrictions, charges, risks attendant to investing in it, and other aspects of its operations, may be found in the current prospectus for each Portfolio. Such a prospectus for the Portfolios being considered must accompany this Prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from First Fortis by calling 1-800-523-4374, or writing P.O. Box 3249, Syracuse, NY 13220.

First Fortis purchases and redeems Portfolios' shares for the Variable Account at their net asset value without the imposition of any sales or redemption charges. Any dividend or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Portfolio from which they are received at the Portfolio's net asset value on the date paid. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Portfolio and increasing, by an equivalent value, the number of shares outstanding of the Portfolio. However, the value of your interest in the corresponding Subaccount will not change as a result of any such dividends and distributions.

As indicated, Portfolios may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of First Fortis. Although First Fortis does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Portfolios. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, First Fortis will take any steps necessary to protect the Contract Owners and variable annuity payees.

THE FIXED ACCOUNT

GUARANTEE INTEREST RATES/GUARANTEE PERIODS

Any amount allocated by the Contract Owner to the Fixed Account earns a Guaranteed Interest Rate commencing with the date of such allocation. This Guaranteed Interest Rate continues for a number of years (not to exceed ten) selected by the Contract Owner. At the end of this Guarantee Period, the Contract Owner's Contract Value in that Guarantee Period, including interest accrued thereon, will be allocated to a new Guarantee Period of the same length unless First Fortis has received a Written Request from the Contract Owner to allocate this amount to a different Guarantee Period or periods or to one or more of the Subaccounts. We must receive this Written Request at least three business days prior to the end of the Guarantee Period. The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Contract Owner at least 45 days and not more than 60 days prior to the end of any Guarantee Period.

We currently make available ten different Guarantee Periods, ranging from one to ten years. Each Guarantee Period has its own Guaranteed Interest Rate, which may differ from those for other Guarantee Periods. From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already commenced. Each allocation or transfer of an amount to a Guarantee Period commences the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. The Guaranteed Interest Rate will never be less than an effective annual rate of 3%.

First Fortis declares the Guaranteed Interest Rates from time to time as market conditions dictate. First Fortis advises a Contract Owner of the Guaranteed Interest Rate for a chosen Guarantee Period at the time a purchase payment is received, a transfer is effectuated or a Guarantee Period is renewed.

First Fortis has no specific formula for establishing the Guaranteed Interest Rates for the Guarantee Periods. The rate may be influenced by, but not necessarily correspond to, interest rates generally available on the types of investments acquired with amounts allocated to the Guarantee Period. See "Investments by First Fortis." First Fortis in determining Guaranteed Interest Rates, may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales and administrative expenses borne by First Fortis, risks assumed by First Fortis, First Fortis' profitability objectives, and general economic trends.

FIRST FORTIS' MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. FIRST FORTIS CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES IN EXCESS OF AN EFFECTIVE ANNUAL RATE OF 3%.

Information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time may be obtained from our Home Office or from your sales representative.

MARKET VALUE ADJUSTMENT

Except as described below, if any Fixed Account Value is surrendered, transferred or otherwise paid out before the end of the Guarantee Period in which it is being held, a Market Value Adjustment will be applied. This generally includes amounts applied to an annuity option, and amounts paid as a single sum in lieu of an annuity. However, NO Market Value Adjustment will be applied to amounts that are paid out during the period beginning fifteen days before and ending fifteen days after the end of a Guarantee Period in which it was being held. Additionally, no Market Value Adjustment will be applied to amounts that are withdrawn from a Guarantee Period and paid out to the Contract Owner, or transferred to the Variable Account, on an automatic periodic basis under a formal First Fortis program for the withdrawal or transfer of the earnings of the Fixed Account. (There may be conditions and limitations imposed by First Fortis associated with such a program. See your First Fortis representative for the availability of any such program, and the conditions and limitations of such a program, in your state.)

The Market Value Adjustment may increase or decrease the amount of Fixed Account Value being withdrawn or transferred. The comparison of two Guaranteed Interest Rates determines whether the Market Value Adjustment produces an increase or a decrease. The first rate to compare is the Guaranteed Interest Rate for the amount being transferred or withdrawn. The second rate is the Guaranteed Interest Rate then being offered for new Guarantee Periods of the same duration as that remaining in the Guarantee Period from which the funds are being withdrawn or transferred. If the first rate exceeds the second by more than 1/2%, the Market Value Adjustment produces an increase. If the first rate does not exceed the second by at least 1/2%, the Market Value Adjustment produces a decrease. Sample calculations are shown in Appendix A.

The Market Value Adjustment will be determined by multiplying the amount being withdrawn or transferred from the Guarantee Period (before deduction of any applicable surrender charge) by the following factor:

      (  1 + I  )         n / 12
      -----------                 - 1
 (   1 + J + .0025    )

where,

    - I is the Guaranteed Interest Rate being credited to the amount being withdrawn from the existing Guarantee Period,

    - J is the Guaranteed Interest Rate then being offered for new Guarantee Periods with durations equal to the number of years remaining in the existing Guarantee Period (rounded up to the next higher number of years), and

    - N is the number of months remaining in the existing Guarantee Period (rounded up to the next higher number of months).

INVESTMENTS BY FIRST FORTIS

Our obligations with respect to the Fixed Account are legal obligations of First Fortis and are supported by our General Account assets, which also support obligations incurred by us under other insurance and annuity contracts. Investments purchased with amounts allocated to both Fixed Accounts are the property of First Fortis and Contract Owners have no legal rights in such investments. Subject to applicable law, we have sole discretion over the investment of assets in our General Account and in the Fixed Account.

Amounts in the First Fortis' General Account and the Fixed Account will be invested in compliance with applicable state insurance laws and regulations concerning the nature and quality of investments for the General Account. Within specified limits and subject to certain standards and limitations, these laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments. See First Fortis' Financial Statements" for information on First Fortis' investments. Investment management for amounts in the General Account and in the Fixed Account is provided to First Fortis by Fortis Advisers, Inc.

First Fortis intends to consider the return available on the instruments in which it intends to invest amounts allocated to the Fixed Account when it establishes Guaranteed Interest Rates. Such return is only one of many factors considered in establishing the Guaranteed Interest Rates. See "Guarantee Periods Fixed Account."

First Fortis expects that amounts allocated to the Fixed Account generally will be invested in debt instruments that approximately match First Fortis' liabilities with regard to the Guarantee Periods. First Fortis expects that these will include primarily the following types of debt instruments: (1) securities issued by the United States Government or its agencies or instrumentalities, which securities may or may not be guaranteed by the United States Government; (2) debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service; (3) other debt instruments including, but not limited to, issues of or guaranteed by banks or bank holding companies and corporations, which obligations although not rated by Moody's or Standard & Poor's, are deemed by First Fortis to have an investment quality comparable to securities which may be purchased as stated above; and (4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, First Fortis is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws and regulations. See "Regulation and Reserves."

FIXED ACCOUNT VALUE

The Contract's Fixed Account Value on any Valuation Date is the sum of the Net Purchase Payments allocated to the Fixed Account, plus any transfers from the Variable Account, plus interest credited to the Fixed Account, less any surrender charges or annual administrative charges allocated to the Fixed Account or transfers to the Variable Account.

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS

First Fortis reserves the right to reject any application for a Contract or any purchase payment for any reason. If the issuing instructions can be accepted in the form received, the initial purchase payment will be credited within two Valuation Dates after the later of receipt of the issuing instructions or receipt of the initial purchase payment at First Fortis' Home Office. If the initial purchase payment cannot be credited within five Valuation Dates after receipt because the issuing instructions are incomplete, the initial purchase payment will be returned unless the applicant consents to our retaining the initial purchase payment and crediting it as of the end of the Valuation Period in which the necessary requirements are fulfilled. The initial purchase payment must be at least $5,000 ($2,000 for a Contract issued pursuant to a qualified plan).

The date that the initial purchase payment is applied to the purchase of the Contract is also the Contract Issue Date. The Contract Issue Date is the date used to determine Contract years, regardless of when the Contract is delivered. The crediting of investment experience in the Variable Account, or a fixed rate of return in the Fixed Account, begins as of the Contract Issue Date.

The Contract Owner may make additional purchase payments at any time after the Contract Issue Date and prior to the Annuity Commencement Date, as long as the Annuitant is living. Purchase payments (together with any required information identifying the proper Contracts and account to be credited with purchase payments) must be transmitted to our Home Office. Additional purchase payments are credited to the Contract and added to the Contract Value as of the end of the Valuation Period in which they are received in good order.

Each additional purchase payment under a Contract must be at least $500. The total of all purchase payments for all First Fortis annuities having the same owner or participant, or annuitant, may not exceed $1 million (not more than $500,000 allocated to the Fixed Account) without First Fortis' prior approval, and we reserve the right to modify this limitation at any time.

Purchase payments in excess of the initial minimum may be made by monthly draft against the bank account of any Contract Owner who has completed and returned to us a special "Thrift-O-Matic" authorization form that may be obtained from your sales representative or from our Home Office. Arrangements can also be made for purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to First Fortis Life Insurance Company.

If the Contract Value is less than $1,000, we may cancel the Contract on any Valuation Date. We will notify the Contract Owner at least 90 days in advance of our intention to cancel the Contract. Such cancellation would be considered a full surrender of the Contract.

CONTRACT VALUE

Contract Value is the total of any Variable Account Value in all the Subaccounts of the Variable Account pursuant to the Contract, plus any Fixed Account Value.

There is no guaranteed minimum Variable Account Value. To the extent Contract Value is allocated to the Variable Account, you bear the entire investment risk.

DETERMINATION OF VARIABLE ACCOUNT VALUE. A Contract's Variable Account Value is based on Accumulation Unit values, which are determined on each Valuation Date. The value of an Accumulation Unit for a Subaccount on any Valuation Date is equal to the previous value of that Subaccount's Accumulation Unit multiplied by that Subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. At the end of any Valuation

Period, a Contract's Variable Account Value in a Subaccount is equal to the number of Accumulation Units in the Subaccount times the value of one Accumulation Unit for that Subaccount.

The number of Accumulation Units in each Subaccount is equal to:

    - Accumulation Units purchased at the time that any Net Purchase Payments or transferred amounts are allocated to the Subaccount; less

    - Accumulation Units redeemed to pay for the portion of any transfers from or partial surrenders allocated to the Subaccount; less

    - Accumulation Units redeemed to pay charges under the Contract.

NET INVESTMENT FACTOR. If a Subaccount's net investment factor is greater than one, the Subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the Subaccount's Accumulation Unit value has decreased. The net investment factor for a Subaccount is determined by dividing
(1) the net asset value per share of the Portfolio shares held by the Subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operation of the subaccount or any other taxes which are attributable to this Contract, by (2) the net asset value per share of the Portfolio shares held in the Subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

DETERMINATION OF FIXED ACCOUNT VALUE. A Contract's Fixed Account Value is guaranteed by First Fortis. Therefore, First Fortis bears the investment risk with respect to amounts allocated to the Fixed Account, except to the extent that (a) First Fortis may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% effective annual minimum) and (b) the Market Value Adjustment for Fixed Accounts imposes investment risks on the Contract Owner.

The Contract's Fixed Account Value on any Valuation Date is equal to the following amounts, in each case increased by accrued interest:

    - The amount of Net Purchase Payments or transferred amounts allocated to the Fixed Account; less

    - The amount of any transfers or surrenders out of the Fixed Account.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

ALLOCATION OF PURCHASE PAYMENTS. In the application for a Contract, the Contract Owner can allocate Net Purchase Payments, or portions thereof, to the available Subaccounts of the Variable Account or to the Fixed Account (and to Guarantee Periods within the Fixed Account), or a combination thereof. Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future Net Purchase Payments may be changed, without charge, at any time by sending a Written Request to First Fortis' Home Office. Changes in the allocation of future Net Purchase Payments will be effective on the date we receive the Contract Owner's Written Request.

TRANSFERS. Transfers of Contract Value from one available Subaccount to another or into the Fixed Account, or from the Fixed Account to one of the available Subaccounts, or from one Guarantee Period to another Guarantee Period, can be made by the Contract Owner in Written Request to First Fortis' Home Office, or by telephone transfer as described below. There is currently no charge for any transfer, although transfers from a Guarantee Period of a Guarantee Period Fixed Account that are (1) more than 15 days before or after the expiration thereof, or (2) are not a part of a formal First Fortis program for the transfer of earnings of the Fixed Account, are subject to a Market Value Adjustment. See "Market Value Adjustment."

The minimum transfer from a Subaccount or Guarantee Period is the lesser of $1,000 or all of the Contract Value in the Subaccount or Fixed Account. Irrespective of the above we may permit a continuing request for transfers of lesser specified amounts automatically on a periodic basis. However, we reserve the right to impose charges (not to exceed $25 per transfer) upon transfers. Nevertheless, we will not impose a transfer charge on the first six transfers between Guaranty Periods of the Fixed Account, between the Fixed Account and the Subaccounts, or between the Subaccounts in any calendar year. We will count all transfers between and among the Subaccounts of the Variable Account and the Fixed Account as one transfer, if all the transfer requests are made at the same time as part of one request. We will execute the transfers and determine all values in connection with transfers as of the end of the Valuation Period in which we receive the transfer request. The amount of any positive or negative Market Value Adjustment associated with a transfer from a Guarantee Period, respectively, will be added to or deducted from the transferred amount.

If you complete and return the Telephone Transfer Authorization Form, transfers may be made pursuant to telephone instructions. We will honor telephone transfer instructions from any person who provides the correct identifying information. First Fortis will not be responsible for, and you will bear the risk of loss from, oral instructions, including fraudulent instructions, which are reasonably believed to be genuine. We will employ reasonable procedures to confirm that telephone instructions are genuine, but if such procedures are not deemed reasonable, we may be liable for any losses due to unauthorized or fraudulent instructions. Our procedures are to verify address and social security number and provide written confirmation of the transaction. We may modify or terminate our telephone transfer procedures at any time. The number for telephone transfers is 1-800-591-7333.

Certain restrictions on very substantial investments in any one Subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS

TOTAL SURRENDERS. The Contract Owner may surrender all of the Cash Surrender Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by a Written Request sent to First Fortis' Home Office. We reserve the right to require that the Contract be returned to us prior to making payment, although this will not affect our determination of the amount of the Cash Surrender Value. Cash Surrender Value is the Contract Value at the end of the Valuation Period during which the Written Request for the total surrender is received by First Fortis at its Home Office, plus or minus any applicable Market Value Adjustment. See "Market Value Adjustment."

The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to any total surrender. Surrenders from the Variable Account will generally be paid within seven days of the date of receipt by First Fortis' Home Office of the Written Request. Postponement of payments may occur, however, in certain circumstances. See "Postponement of Payment."

The amount paid upon total surrender of the Cash Surrender Value (taking into account any prior partial surrenders) may be more or less than the total Net Purchase Payments made. After a surrender of the Cash Surrender Value or at any time the Contract Value is zero, all rights of the Contract Owner, Annuitant, or any other person will terminate.

PARTIAL SURRENDERS. At any time prior to the Annuity Commencement Date and during the lifetime of the Annuitant, the Contract Owner may surrender a portion of the Fixed Account Value and/or the Variable Account Value by sending to First Fortis' Home Office a Written Request. We will not accept a partial surrender request unless the net proceeds payable to you as a result of the request are at least $1,000. If the total Contract Value in both the Variable Account and Fixed Account would be less than $1,000 after the partial surrender, First Fortis will surrender the entire Cash Surrender Value under the Contract.

In order for a request to be processed, the Contract Owner must specify from which Subaccounts of the Variable Account or Guarantee Periods of the Fixed Account, if applicable, a partial surrender should be made.

We will surrender Accumulation Units from the Variable Account and/ or dollar amounts from the Fixed Account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request. If the surrender is from a Guarantee Period, the amount payable to the Contract Owner will be reduced by any applicable negative Market Value Adjustment, or increased by any positive Market Value Adjustment unless the surrender is (1) within 15 days before or after the expiration of a Guarantee Period, or (2) is a part of a formal First Fortis program for the transfer of earnings from the Fixed Account. The partial surrender will be effective at the end of the Valuation Period in which First Fortis receives the Written Request for partial surrender at its Home Office. Payments will generally be made within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity Contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

BENEFIT PAYABLE ON DEATH OF ANNUITANT OR CONTRACT OWNER

If the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, a death benefit will be paid to the Beneficiary. If more than one Annuitant has been named, the death benefit payable upon the death of an Annuitant will only be paid upon the death of the last survivor of the persons so named. The death benefit will equal the greater of:

(1) the sum of all Net Purchase Payments made less all prior surrenders and any applicable prior negative Market Value Adjustments, or

(2) the Contract Value as of the date used for valuing the death benefit.

The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the written request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a Written Request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The Beneficiary may (a) receive a single sum payment, which terminates the Contract, or (b) select an annuity option. If the Beneficiary selects an annuity option, he or she will have all the rights and privileges of a payee under the Contract. If the Beneficiary desires an Annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; or a written statement by a medical doctor who attended the deceased at the time of death.

If the Contract Owner dies before the Annuitant and before the Annuity Commencement Date with respect to a Non-Qualified Contract certain additional requirements are mandated by the Internal Revenue Code, which are discussed below under "Federal Tax Matters-- Required Distributions for Non-Qualified Contracts." It is imperative that Written Notice of the death of the Contract Owner be promptly transmitted to First Fortis at its Home Office, so that arrangements can be made for distribution of the entire interest in the Contract to the Beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the Contract not being treated as an annuity contract for federal income tax purposes, which could have adverse tax consequences.

THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE

The Contract Owner may specify an Annuity Commencement Date in the application not later than the Annuitant's 90th birthday. The Annuity Commencement Date marks the beginning of the period during which an Annuitant or other payee designated by the Contract Owner receives annuity payments under the Contract. We reserve the right to not permit an Annuity Commencement Date which is on or after the Annuitant's 75th birthday.

Depending on the type of retirement arrangement involved, amounts that are distributed either too soon or too late may be subject to penalty taxes under the Internal Revenue Code. See "Federal Tax Matters." You should consider this carefully in selecting or changing an Annuity Commencement Date.

In order to advance or defer the Annuity Commencement Date, the Contract Owner must submit a Written Request during the Annuitant's lifetime. The request must be received at our Home Office at least 30 days before the then-scheduled Annuity Commencement Date. The new Annuity Commencement Date must also be at least 30 days after the Written Request is received. There is no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS

If the Contract Value at the end of the Valuation Period which contains the Annuity Commencement Date is less than $1,000, we may pay the entire Contract Value, without the imposition of any charges other than the premium tax charge, if applicable, in a single sum payment to the Annuitant or other payee chosen by the Contract Owner and cancel the Contract.

Otherwise, First Fortis will apply (1) the Fixed Account Value to provide a Fixed Annuity Option and (2) the Variable Account Value in any Subaccount to provide a Variable Annuity Option using the same Subaccount, unless the Contract Owner has notified us by Written Request to apply the Fixed Account Value and Variable Account Value in different proportions. Any such Written Request must be received by us at our Home Office at least 30 days before the Annuity Commencement Date.

Annuity payments under a Fixed or Variable Annuity Option will be made on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If more than one person is named as an Annuitant, the Contract Owner may elect to name one of such persons to be the sole Annuitant as of the Annuity Commencement Date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50. There is no right to make any total or partial surrender during the Annuity Period.

The amount of each annuity payment will depend on the amount of Contract Value applied to an annuity option, the form of annuity selected and the age of the Annuitant. Information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefits plans, is set forth under "Calculations of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity form selected. The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit Values for the Subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS

If a Subaccount on which a variable annuity payment is based has an average effective net investment return higher than 3% per annum during the period between two such annuity payments, the Annuity Unit Value will increase, and the second payment will be higher than the first. Conversely, if the Subaccount's average effective net investment return over the period between the annuity payments is less than 3% per annum, the Annuity Unit Value will decrease, and the second payment will be lower than the first. "Net investment return," for this purpose, refers to the Subaccount's overall investment performance, net of the mortality and expense risk and administrative expense charges, which are assessed at a nominal aggregate annual rate of .45%. We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses.

TRANSFERS. During the Annuity Period, the person receiving annuity payments may make up to four transfers a year among Subaccounts. The current procedures for and conditions on these transfers are the same as described above under "Allocation of Purchase Payments and Contract Value Transfers." Transfers from a Fixed Annuity Option are not permitted during the Annuity Period.

ANNUITY FORMS

The Contract Owner may select an annuity form or change a previous selection by Written Request, which must be received by us at least 30 days before the Annuity Commencement Date. One annuity form may be selected, although as discussed above, payments under that form may be received on a combination fixed and variable basis. If no annuity form selection is in effect on the Annuity Commencement Date, in most cases we automatically apply Option B (described below), with payments guaranteed for 10 years. If the Contract is issued under certain retirement plans, however, federal pension law may require that payments be made pursuant to Option D (described below), unless otherwise elected. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.

The following options are available for fixed annuity payments and for variable annuity payments.

OPTION A, LIFE ANNUITY. Payments are made as of the first Valuation Date of each monthly period during the Annuitant's life, starting with the Annuity Commencement Date. No payments will be made after the

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Annuitant dies. It is possible for the payee to receive only one payment under this option, if the Annuitant dies before the second payment is due.

OPTION B, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS TO 20
YEARS. Payments are made as of the first Valuation Date of each monthly period starting on the Annuity Commencement Date. Payments will continue as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will continue installments of the guaranteed payments to the Beneficiary.

OPTION C, JOINT AND FULL SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment, if both Annuitants die before the second payment is due.

OPTION D, JOINT AND ONE-HALF CONTINGENT SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. If the Annuitant dies first, payments will continue to the joint Annuitant at one-half the original amount. If the joint Annuitant dies first, payments will continue to the Annuitant at the original full amount. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

We also have other annuity forms available and information about them can be obtained from your sales representative or by calling or writing to our Home Office.

DEATH OF ANNUITANT OR OTHER PAYEE

Under most annuity forms offered by First Fortis, the amounts, if any, payable on the death of the Annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint Annuitant. In all such cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts." Though the rules there described do not apply to Contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

PREMIUM TAXES

First Fortis will deduct a charge for state premium taxes or similar assessments from the Contract Value at the time that annuity payments begin. The charge will be deducted on a pro-rata basis from the then-current Fixed Account Value and, by redemption of Accumulation Units, the then-current Variable Account Value in each Subaccount. Similarly, First Fortis may deduct premium taxes from Contract Value when no deduction was made from purchase payments, but is subsequently determined to be due. Conversely, First Fortis will credit to the Contract Value the amount of any deductions for premium taxes or similar assessments that are subsequently determined not to be owed.

Applicable premium tax rates depend upon the Contract Owner's then-current place of residence. Applicable rates are subject to change by legislation, administrative interpretations or judicial acts.

CHARGES AGAINST THE VARIABLE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. We will assess each Subaccount of the Variable Account with a daily charge for mortality and expense risk at a nominal annual rate of .45% of the average daily net assets of the Variable Account (consisting of approximately .30% for mortality risk and approximately .15% for expense risk). This charge is assessed during both the Accumulation Period and the Annuity Period. We guarantee not to increase this charge for the duration of the Contract.

The mortality risk borne by First Fortis arises from its obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. In addition, First Fortis bears a mortality risk in that it guarantees to pay a death benefit upon the death of an Annuitant or Contract Owner prior to the Annuity Commencement Date.

The expense risk assumed is that actual expenses incurred in connection with issuing and administering the Contract will exceed the limits on administrative charges set in the Contract.

If the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company.

ANNUAL ADMINISTRATIVE CHARGE

A $30 annual administrative charge is deducted each Contract year from the Contract Value on each anniversary of the Contract Issue Date. (This charge will be lower to the extent legally required in some states.) This charge is to help cover administrative costs such as those incurred in issuing Contracts, establishing and maintaining the records relating to Contracts, making regulatory filings and furnishing confirmation notices, voting materials and other communications, providing computer, actuarial and accounting services, and processing Contract transactions. This charge will initially be waived during the Annuity Period, although First Fortis reserves the right to reinstitute it at any time.

The annual administrative charge will be deducted by redemption of Accumulation Units from each Subaccount of the Variable Account and from the Fixed Account in the same proportion as the then-current Contract Value is then allocated among those alternatives pursuant to the Contract. If the Contract is totally surrendered, the full annual administrative charge will be deducted at the time of surrender.

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
The annual administrative charge and charges against the Separate Account described above are for the purposes described and First Fortis may receive a profit as a result of these charges.

TAX CHARGE

We currently impose no charge for taxes payable by us in connection with the Contract, other than for premium taxes and similar assessments when applicable. We reserve the right to impose a charge for any other taxes that may become payable by us in the future in connection with the Contracts or the Variable Account.

MISCELLANEOUS

Because the Variable Account invests in shares of the Portfolios, the net assets of the Variable Account will reflect the investment advisory fees and certain other expenses incurred by the Portfolios that are described in their prospectuses.

GENERAL PROVISIONS

THE CONTRACTS

The Contract, copies of any applications, amendments, riders, or endorsements attached to the Contract and copies of any supplemental applications, amendments, endorsements, or revised Contract pages which are mailed to you are the entire Contract. Only an officer of First Fortis can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of First Fortis. The Contracts are non-participating and do not share in dividends or earnings of First Fortis.

POSTPONEMENT OF PAYMENT

First Fortis may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. For a description of other circumstances in which amounts payable out of Variable Account assets could be deferred, see "Postponement of Payments" in the Statement of Additional Information. First Fortis may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the age or sex of the Annuitant has been misstated, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If we have made any overpayments because of incorrect information about age or sex, or any other miscalculation, First Fortis will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.

ASSIGNMENT

Rights and interests under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Contract Owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We take no responsibility for the validity of any assignment. A change in ownership rights must be made in writing and a copy must be sent to First Fortis' Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it.

The rights under a Contract are subject to any assignment of record at the Home Office of First Fortis. An assignment or pledge of a Contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY

Before the Annuity Commencement Date and while the Annuitant is living, the Contract Owner may name or change a beneficiary or a contingent beneficiary by sending a Written Request of the change to First Fortis. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary, and the right to name a beneficiary other than the spouse may be subject to applicable tax laws and regulations. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payments we make or action we take before receiving the Written Request. We also need the consent of any irrevocably named person before making a requested change.

In the event of the death of a Contract Owner or Annuitant prior to the Annuity Commencement date the Beneficiary will be determined as follows:

    - If upon the death of a Contract Owner there is one or more surviving Contract Owners, the surviving Contract Owner(s) will be the beneficiary (these override any other beneficiary designations).

    - If upon the death of a Contract Owner there are no surviving Contract Owners, and upon the death of the Annuitant, the Beneficiary will be the beneficiary designated by the Contract Owner. If there is no surviving beneficiary who has been designated by the Contract Owner, then the Contract Owner, or the Contract Owner's estate, will be the Beneficiary.

REPORTS

We will mail to the Contract Owner (or to the person receiving payments during the annuity period), at the last known address of record, any reports and communications required by any applicable law or regulation. You should therefore give us prompt written notice of any address change. This will include annual audited financial statements of the Portfolios, but not necessarily of the Variable Account or First Fortis.

RIGHTS RESERVED BY FIRST FORTIS

First Fortis reserves the right to make certain changes if, in its judgment, they would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, First Fortis will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes First Fortis may make include:

    - To operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

    - To transfer any assets in any Subaccount to another Subaccount, or to one or more separate accounts, or to the Fixed Account; or to add, combine or remove Subaccounts in the Variable Account.

    - To substitute, for the Portfolio shares held in any Subaccount, the shares of another Portfolio or the shares of another investment company or any other investment permitted by law.

    - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

    - To change the time or time of day at which a Valuation Date is deemed to have ended.

    - To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit First Fortis to take, including to change the way First Fortis assesses charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which First Fortis has guaranteed.

DISTRIBUTION

The Contracts will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Contracts of First Fortis, are also registered representatives of Jack White & Company, an unaffiliated broker-dealer. The selling activities of Jack White & Company are by means of a dealer agreement with Fortis Investors, Inc., the principal underwriter of the Contracts. Fortis Investors and Jack White & Company are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.

As compensation for distributing the Contracts, First Fortis pays Fortis Investors, who in turn pays Jack White & Company, a fee not in excess of .40% per annum of the average daily Contract Value of the Contracts sold by it.

First Fortis did not pay any amount to Fortis Investors in 1996 or 1997 associated with distribution of the Contracts. In the distribution agreement, First Fortis has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for certain damages and expenses, including those arising under federal securities laws.

See Note 9 to the Notes to First Fortis' Financial Statements as to amounts it has paid to Fortis, Inc., Fortis Advisers, Inc. and Fortis Benefits Insurance Company, affiliates of First Fortis, for various services.

Fortis Investors is an indirect subsidiary of Fortis AMEV and Fortis AG and is therefore under common control with First Fortis. Fortis Investors' principal business address is 500 Bielenberg Drive, Woodbury Minnesota 55125 and its mailing address is P.O. Box 64284, St. Paul MN 55164. Fortis Investors is not obligated to sell any specific amount of interests under the Contracts. $20,000,000 of interests in the Fixed Account and an indefinite amount of interests in the Variable Account have been registered with the Securities and Exchange Commission.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in the opinion of First Fortis are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a Contract or related retirement plan.

NON-QUALIFIED CONTRACTS

Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Purchase payments made under Non-Qualified Contracts are not excludible or deductible from the gross income of the Contract Owner or any other person. However, any increase in the accumulated value of a Non-Qualified Contract resulting from the investment performance of the Variable Account or interest credited to the Fixed Account is generally not taxable to the Contract Owner or other payee until received by him or her, as surrender proceeds, death benefit proceeds, or otherwise. The exception to this rule is that, generally, Contract Owners who are not natural persons are taxed annually on any increase in the Contract Value. However, this exception does not apply in all cases, and you may wish to discuss this with your tax adviser.

The following discussion applies generally to Contracts owned by natural persons.

In general, surrenders or partial withdrawals under Contracts are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. If a Contract Owner assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed to the Contract Owner as ordinary income to the same extent as a partial withdrawal.

With respect to annuity payment options, although the tax consequences may vary depending on the option elected under the Contract, until the investment in the Contract is recovered, generally only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the Contract" will be taxed. In general, a person's "investment in the Contract" is the aggregate amount of purchase payments made by him or her. After an Annuitant's or other payee's "investment in the Contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, in general, the taxable portion of each annuity payment (prior to recovery of the "investment in the Contract") is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. This dollar amount is determined by dividing the "investment in the Contract" by the total number of expected annuity payments. For fixed annuity payments, in general, prior to recovery of the "investment in the Contract," there is no tax on the amount of each payment which bears the same ratio to that payment as the "investment in the Contract" bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the Contract Owner within the same calendar year will be treated as if they were a single Contract.

There is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is (1) made on or after the Contract Owner or other payee reaches age 59 1/2, (2) made to a Beneficiary on or after death of the Contract Owner,
(3) made upon the disability of the Contract Owner or other payee, or (4) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary. Premature distributions may result, for example, from an early Annuity Commencement Date, an early surrender, partial surrender or assignment of a Contract or the early death of an Annuitant who is not also the Contract Owner or other person receiving annuity payments under the Contract.

A transfer of ownership of a Contract, or designation of an Annuitant or other payee who is not also the Contract Owner, may result in certain income or gift tax consequences to the Contract Owner that are beyond the scope of this discussion. A Contract Owner contemplating any transfer or assignment of a Contract should contact a competent tax adviser with respect to the potential tax effects of such transaction.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires (a) if any person receiving annuity payments dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the person's death; and (b) if any Contract Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that person's death or (2) as annuity payments which will begin within one year of that Contract Owner's death and which will be made over the life of the Contract Owner's designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary. However, if the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse deemed to be the new Contract Owner. Where the Contract Owner or other person receiving payments is not a natural person, the required distributions provided by Section 72(s) apply upon the death of the primary Annuitant.

No regulations interpreting the requirements of Section 72(s) have yet been issued (although proposed regulations have been issued interpreting similar requirements for qualified plans). First Fortis intends to review and modify the Contract if necessary to ensure that it complies with the requirements of
Section 72(s) when clarified by regulation or otherwise.

Generally, unless the Beneficiary elects otherwise, the above requirements will be satisfied where the death occurs prior to the Annuity Commencement Date by paying the death benefit in a single sum, subject to proof of the Contract Owner's death. The Beneficiary, however, may elect by Written Request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, particularly where the annuitant dies and the annuitant is not the Contract Owner, the IRS may disregard the election for tax purposes and tax the Beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS

The Contracts may be used with several types of tax-qualified plans. The tax rules applicable to Contract Owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code on behalf of an individual are excludable from the individual's gross income for tax purposes during the Accumulation Period. The portion, if any, of any purchase payment made by or on behalf of an individual under a Contract that is not excluded from the individual's gross income for tax purposes during the Accumulation Period constitutes the individual's "investment in the Contract." Aggregate deferrals under all plans at the employee's option may be subject to limitations.

When annuity payments begin, the individual will receive back his or her "investment in the Contract" if any, as a tax-free return of capital. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. When payments are received as an annuity, the tax-free return of capital is treated as if received ratably over the entire period of the annuity until fully recovered (as described above with respect to Non-Qualified Contracts).

The Contracts are available in connection with the following types of retirement plans: Section 403(b) annuity plans for employees of certain tax-exempt organizations and public educational institutions; Section 401 or 403(a) qualified pension, profit-sharing or annuity plans; individual retirement annuities ("IRAs") under Section 408(b); simplified employee pension plans ("SEPs") under Section 408(k); Section 457 unfunded deferred compensation plans of public employers and tax-exempt organizations' and private employer unfunded deferred compensation plans. The tax implications of these plans are further discussed in the Statement of Additional Information under the heading "Taxation Under Certain Retirement Plans."

WITHHOLDING

Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly from the qualified plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require First Fortis to disregard the recipient's election if the recipient fails to supply First Fortis with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies First Fortis that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investments underlying the Contracts, in order for the Contracts to be treated as annuities. First Fortis believes that these diversification standards will be satisfied. Failure to do so would result in immediate taxation to Contract Owners or persons receiving annuity payments of all returns credited to Contracts, except in the case of certain Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Contract Owners or persons receiving annuity payments to be treated as the owners of Variable Account assets for tax purposes. First Fortis reserves the right to amend the Contracts in any way necessary to avoid any such result. The Treasury Department may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards were considered not to embody a new position.

CERTAIN EXCHANGES

Section 1035 of the Code provides generally that no gain or loss will be recognized under the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange from one of these types of products into a Contract pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code, and your investment in the Contract will be the same as your investment in the product you exchanged out of.

Because of the complexity of these and other tax aspects in connection with an exchange, you should consult a tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(B) PLANS

Section 403(b)(12) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

(1)  elective contributions made for years beginning after December 31, 1988;

(2)  earnings on those contributions; and

(3)  earnings on amounts held as of December 31, 1988.

Distribution of these amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions made after December 31, 1988 may not be distributed in the case of hardship.

FURTHER INFORMATION ABOUT FIRST FORTIS

GENERAL

First Fortis is engaged in the offer and sale of insurance products, including fixed life insurance policies, fixed and variable annuity contracts, and group life, accident and health insurance policies. The Company markets its products to small business and individuals through a national network of independent agents, brokers, and financial institutions.

SELECTED FINANCIAL DATA

The following is a summary of certain financial data of First Fortis. This summary has been derived in part from, and should be read in conjunction with, the financial statements of First Fortis included elsewhere in this Prospectus.

                                                                                   YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------------
                                                                      1997       1996       1995       1994       1993
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                                       (IN THOUSANDS)
INCOME STATEMENT DATA
  Premiums........................................................  $  51,846  $  67,516  $  81,201  $  92,056  $  75,393
  Net investment income...........................................      7,907      7,891      7,466      6,261      6,074
  Realized investment gains (losses)..............................        361         (3)     2,683     (1,057)     3,062
  Other income....................................................        682        336        298        287        533
                                                                    ---------  ---------  ---------  ---------  ---------
    TOTAL REVENUES................................................     60,796     75,740     91,648     97,547     85,062
                                                                    ---------  ---------  ---------  ---------  ---------
  Benefits and expenses...........................................     60,983     75,596     96,371    104,582     85,170
  Income tax expense (benefit)....................................        (63)       (39)    (1,563)      (999)      (686)
                                                                    ---------  ---------  ---------  ---------  ---------
  Net income (loss)...............................................  $    (124) $     183  $  (3,160) $  (6,036) $     578
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
BALANCE SHEET DATA
  Total assets....................................................  $ 170,898  $ 142,742  $ 139,913  $ 123,954  $ 132,077
  Total liabilities...............................................  $ 133,817  $ 107,050  $ 101,523  $  97,913  $  92,863
  Total shareholder's equity......................................  $  37,081  $  35,692  $  38,390  $  26,041  $  39,214

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

REVENUES

First Fortis' (the "Company") insurance premiums decreased in 1997 as compared to 1996. This decrease was substantially attributable to the following: (1) effective January 1, 1996, the Company ceased new sales of group medical policies; however, the Company continues to service the existing group medical business. The decision to effectively exit the group medical business has reduced premiums associated with this line from a peak in 1996 of $26 million inforce to a current inforce of $5.8 million in premium; and, (2) during the last six months of 1996, the annualized premium of group life insurance ($2.6
M), group LTD insurance ($1.4 M) and group dental insurance ($7.0 M) of business written through a third party administrator was lapsed. Historically, the benefit loss experience related to this business was worse than the experience from the Company's remaining business. The loss of this business should have minimal impact on overall operating results. Accident and health premiums are principally composed of group accident and health coverages. The discontinuance of group medical sales and strong dental sales have caused the group accident and health premium mix to shift. The disability income, dental, and medical premium represented 39%, 39% and 22%, respectively, of total group accident and health premium in 1997 compared to 40%, 25% and 35%, respectively, in 1996.

The Company continues to match investment portfolio composition to liquidity needs and capital requirements. Changes in interest rates during 1997 and 1996 resulted in recognition of realized gains and losses upon sales of securities.

BENEFITS

During the first three quarters of 1996, the Company's group life claims ratio was higher than expected as a result of increased mortality and larger average claim amounts. Consistent with the last quarter of 1996, the Company's group life mortality experience and average claim amounts remained low in 1997. The decrease in accident and health benefits in 1997 as compared to 1996 is consistent with the decrease in accident and health premium. During 1997, group disability claims decreased as compared to 1996. The Company's group dental claims ratio was higher than expected during 1997 as a result of higher benefit utilization rates and an increase in dental care costs.

EXPENSES

The Company continues to monitor its commission rate structures, and, as indicated by market conditions, periodically adjusts rates paid. Rates paid vary by product type, group size and duration.

As the Company's inforce medical lives continue to decrease, the Company continues to experience a reduction in medical insurance related administrative expenses. Some fixed costs related to the medical business remain with the Company.

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company and any of its businesses or subsidiaries. All of the Company's major businesses are processed by computer systems of affiliates, and many have significant interaction with systems of third parties.

A comprehensive review of each of the affiliate computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. Each affiliate's goal is to complete internal remediation and testing of each system by early 1999.

Factors that could influence the total costs to be incurred by the Company in connection with the Year 2000 issue include the ability of the Company to successfully identify systems containing two-digit year codes, the nature and amount of programming required to fix the affected programs, the related labor and consulting costs for such remediation, and the ability of third parties that interface with the Company to successfully address their Year 2000 issues.

The Company is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not entirely known at this time. The Company is closely monitoring these entities to avoid any unforeseen circumstances.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of the Company have been met by funds provided from operations, including investment income. Funds are principally used to provide for policy benefits, operating expenses, commissions and investment purchases. The impact of the declining inforce medical business has been considered in evaluating the Company's future liquidity needs. The Company expects its operating activities to continue to generate sufficient funds.

The National Association of Insurance Commissioners has implemented risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of risk-based capital amount which is then compared to a company's actual total adjusted capital. Based upon current calculation using these risk-based capital standards, the Company's percentage of total adjusted capital is in excess of ratios which would require regulatory attention.

The Company has no long or short term debt. As of December 31, 1997, 97% of the Company's fixed maturity investments consisted of investment grade bonds, and the Company does not expect this percentage to change significantly in the future.

REGULATION

The Company is subject to the laws and regulations established by the New York State Insurance Department governing insurance business conducted in New York State. Periodic audits are conducted by the New York Insurance Department related to the Company's compliance with these laws and regulations. To date there have been no adverse findings regarding the Company's operations.

DIRECTORS AND EXECUTIVE OFFICERS

Set forth is information concerning First Fortis' directors and executive officers, together with their business experience and principal occupations for the past five years:

Zafar Rashid, 48                  President and Chief Executive Officer; Senior
                                  Vice President and Chief Financial Officer of
                                  Fortis, Inc.
Larry M. Cains, 51                Treasurer; Senior Vice President of Fortis,
Director since 1995               Inc.
Allen R. Freedman, 58             Chairman of the Board; Chairman and Chief
Director Since 1989               Executive Officer of Fortis, Inc.
Thomas M. Keller, 50              President of Time Insurance Company;
Director Since 1994               President--Fortis Healthcare of Fortis
                                  Benefits Insurance Company; before that Senior
                                  Vice President of Fortis, Inc.
Dean C. Kopperud, 45              Chief Executive Officer of Fortis Advisers,
Director Since 1994               Inc. and President of Fortis Investors, Inc.;
                                  President--Fortis Financial Group of Fortis
                                  Benefits Insurance Company
Terry J. Kryshak, 47              Senior Vice President and Chief Administrative
Director Since 1991               Officer
Susie Gharib, 47                  Anchorwoman, Cable NBC; before that,
Director Since 1991               Anchorwoman, Financial News Network
Guy Gerard Rutherfurd, Jr., 58    Senior Vice President, Dean Witter
Director Since 1989               Intercapital; before that Executive Vice
                                  President and Chief Investment Officer of
                                  Nomura Asset Management, Inc.
Dale Edward Gardner, 67           President, Gardner & Bull
Director Since 1989
Kenneth W. Nelson, 76             President, Tech Products, Inc.
Director Since 1989
Clarence Elkus Galston, 88        Attorney at Law
Director Since 1989
Robert B. Pollock, 43             President and Chief Executive Officer of
Director Since 1995               Fortis Benefits Insurance Company
Barbara R. Hege, 54               Assistant Treasurer and Chief Financial
                                  Officer
Jerome A. Atkinson, 48            Secretary; Vice President, Secretary and
                                  General Counsel of Fortis, Inc.; before that
                                  Senior Vice President, Secretary and General
                                  Counsel of American Security Insurance Company

First Fortis' officers serve at the pleasure of the Board of Directors, and members of the Board who are also officers or employees of First Fortis serve without compensation. All Directors serve until their successors are duly elected and qualified. The compensation of members of the Board who are not also officers or employees of First Fortis or its affiliates is as follows. The Director receives $1,000 for attendance at the annual Board meeting. If the Director is also a member of the Audit Committee and/or the Investment Committee, the Director also receives $1,000 for attending any meeting of such committee unless the committee meeting date is the same as the annual meeting, in which case the committee meeting compensation is $500.

Mr. Freedman is also a director of Systems and Computer Technology Corporation and Genesis Health Ventures and the following registered investment companies:
Fortis Equity Portfolios, Inc.; Fortis Growth Fund, Inc.; Fortis Fiduciary Fund, Inc.; Fortis Income Portfolios, Inc.; Fortis Securities, Inc.; Fortis Tax-Free Portfolios, Inc.; Fortis Money Portfolios, Inc.; Fortis Advantage Portfolios, Inc.; Fortis Worldwide Portfolios, Inc.; Fortis Series Fund, Inc.; Special Portfolios, Inc.

EXECUTIVE COMPENSATION

Set forth below is certain information concerning the compensation of the named executive officers of First Fortis. Mr. Rashid and Mr. Freedman are compensated by other affiliates of First Fortis.

--------------------------------------------------------------------------------

SUMMARY COMPENSATION TABLE

                                                                     ANNUAL COMPENSATION
                                                               --------------------------------
                                                                                   OTHER ANNUAL      ALL OTHER
                                                                SALARY    BONUS    COMPENSATION   COMPENSATION (1)
              NAME AND PRINCIPAL POSITION                YEAR    ($)       ($)         ($)              ($)
-------------------------------------------------------  ----  --------  --------  ------------   ----------------
Zafar Rashid                                             1997  $      0  $      0    $     0          $     0
 President
Allen R. Freedman                                        1997         0         0          0                0
 President                                               1996         0         0          0                0
                                                         1995         0         0          0                0
Terry J. Kryshak                                         1997   115,000    34,000          0            8,940
 Senior Vice President and Chief Administrative Officer  1996   111,000    34,000          0            6,660
                                                         1995   107,350    25,764          0            8,288

------------------------
1 This column includes contributions made by First Fortis for the year for the benefit for the named individual to defined contribution retirement plans.

As additional compensation to its employees and executive officers, First Fortis has an Employees' Uniform Retirement Plan and an Executive Retirement Plan which generally provide an annual annuity benefit upon retirement at age 65 (or a reduced benefit upon early retirement) equal to: .9% of the employee's Average Annual compensation up to the employee's social security covered compensation, plus 1.3% of Average Annual compensation above the employee's social security covered compensation up to $235,840, as adjusted by an index, multiplied by the employee's years of credited services.

The following table illustrates the combined estimated life annuity benefit payable from the Employees Uniform Retirement Plan and the Executive Retirement Plan to employees with the specified Final Average Salary and Years of Service upon retirement.

PENSION TABLE

                                                    YEARS OF SERVICE
                                     -----------------------------------------------
FINAL AVERAGE EARNINGS                 10      15      20      25      30      35
-----------------------------------  ------  ------  ------  ------  ------  -------
125,000                              15,078  22,617  30,156  37,695  45,234   52,772
150,000                              18,328  27,492  36,656  45,820  54,984   64,147
175,000                              21,578  32,367  43,156  53,945  64,734   75,522
200,000                              24,828  37,242  49,656  62,070  74,484   86,897
225,000                              28,078  42,117  56,156  70,195  84,234   98,272
250,000                              30,695  46,042  61,389  76,737  92,084  107,432
275,000+                             31,163  46,744  62,326  77,907  93,489  109,070

The table above excludes social security benefits. In general, for the purposes of these plans compensation includes salary and bonuses. The credited years of service with First Fortis for those individuals named in the Summary Compensation Table above are as follows: 0, 0, and 7.

OWNERSHIP OF SECURITIES

All of First Fortis' outstanding shares are owned by Fortis, Inc., One Chase Manhattan Plaza, New York, N.Y. 10005. Fortis, Inc., in turn is wholly owned by Fortis International, Inc., which is wholly owned by AMEV/VSB 1990 N.V., both of which share the same address with N.V. AMEV., Archimedeslaan 10, 3584 BA, Utrecht, The Netherlands. AMEV/ VSB 1990 N.V. is 50% owned by Fortis AMEV and 50% owned, through certain subsidiaries, by Fortis AG, Boulevard Emile Jacqmain 53, 1000 Brussels, Belgium.

VOTING PRIVILEGES

In accordance with its view of current applicable law, First Fortis will vote shares of each of the Portfolios which are attributable to a Contract at regular and special meetings of the shareholders of the Portfolios in proportion to instructions received from the persons having the voting interest in the Contract as of the record date for the corresponding Portfolio shareholders meeting. Contract Owners have the voting interest during the Accumulation Period, persons receiving annuity payments during the Annuity Period, and Beneficiaries after the death of the Annuitant or Contract Owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result First Fortis determines that it is permitted to vote shares of the Portfolios in its own right, it may elect to do so.

During the Accumulation Period, the number of shares of a Portfolio attributable to a Contract is determined by dividing the amount of Contract Value in the corresponding Subaccount pursuant to the Contract as of the record date for the shareholders meeting by the net asset value of one Portfolio share as of that date. During the Annuity Period, or after the death of the Annuitant or Contract Owner, the number of Portfolio shares deemed attributable to the Contract will be computed in a comparable manner, based on the liability for future variable annuity payments allocable to that Subaccount under the

Contract as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units credited to the Contract and the applicable Annuity Unit value on the record date. During the Annuity Period, the number of votes attributable to a Contract will generally decrease since funds set aside to make the annuity payments will decrease.

First Fortis will vote shares for which it has received no timely instructions, and any shares attributable to excess amounts First Fortis has accumulated in the related Subaccount, in proportion to the voting instructions which it receives with respect to all Contracts and other variable annuity contracts participating in a Portfolio. To the extent that First Fortis or any affiliated company holds any shares of a Portfolio, they will be voted in the same proportion as instructions for that Portfolio that are received from persons holding the voting interest with respect to all First Fortis separate accounts participating in that Portfolio. Shares held by separate accounts other than the Variable Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the Contracts.

Each person having a voting interest in a Subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate Portfolio. Pursuant to the procedures described above, these persons may give instructions regarding the election of the Board of Directors of the Portfolios, ratification of the selection of its independent auditors, the approval of the investment managers of a Portfolio, changes in fundamental investment policies of a Portfolio and all other matters that are put to a vote by Portfolio shareholders.

LEGAL MATTERS

The legality of the Contracts described in this Prospectus has been passed upon by David A. Peterson, Esquire, Assistant General Counsel with the law department of Fortis Benefits Insurance Company. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised First Fortis on certain federal securities law matters.

OTHER INFORMATION

Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

A Statement of Additional Information is available upon request. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                    PAGE
                                                     ---
First Fortis and the Variable Account..........           1
Calculation of Annuity Payments................           2
Postponement of Payments.......................           3
Services.......................................           3
  - Safekeeping of Variable Account Assets.....           3
  - Experts....................................           3
  - Principal Underwriter......................           4
Taxation Under Certain Retirement Plans........           4
Withholding....................................           7
Miscellaneous..................................           7
Variable Account Financial Statements..........           8
APPENDIX A--Performance Information............         A-1

FIRST FORTIS FINANCIAL STATEMENTS

The financial statements of First Fortis that are included in this Prospectus should be considered primarily as bearing on the ability of First Fortis to meet its obligations under the Contracts. The Contracts are not entitled to participate in earnings, dividends or surplus of First Fortis.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
First Fortis Life Insurance Company

We have audited the accompanying balance sheets of First Fortis Life Insurance Company, an indirect, wholly-owned subsidiary of Fortis AMEV and Fortis AG, as of December 31, 1997 and 1996, and the related statements of income, changes in shareholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Fortis Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                                    /s/ Ernst& Young LLP
Minneapolis, Minnesota
February 27, 1998

BALANCE SHEETS
FIRST FORTIS LIFE INSURANCE COMPANY
(IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                 DECEMBER 31
                                                                        -----------------------------
                                                                            1997             1996
                                                                        ------------     ------------
ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost 1997--$102,284;
   1996--$111,970)....................................................  $    105,776     $    113,137
  Short-term investments..............................................        11,697               --
                                                                        ------------     ------------
                                                                             117,473          113,137
Cash and cash equivalents.............................................         7,453            1,545

Receivables:
  Uncollected premiums, less allowance (1997 and 1996--$100)..........         2,358            3,890
  Reinsurance recoverable on unpaid and paid losses...................        19,764           14,731
  Other...............................................................         1,402            2,141
                                                                        ------------     ------------
                                                                              23,524           20,762
Accrued investment income.............................................         1,700            1,739
Deferred policy acquisition costs.....................................         1,413              247
Property and equipment at cost, less accumulated depreciation
 (1997--$1,853; 1996--$1,396).........................................           676            1,028
Deferred federal income tax...........................................         2,079            1,527
Goodwill, less accumulated amortization (1997--$322; 1996--$276)......           508              554
Assets held in separate accounts......................................        16,072            2,203
                                                                        ------------     ------------
TOTAL ASSETS..........................................................  $    170,898     $    142,742
                                                                        ------------     ------------
                                                                        ------------     ------------

POLICY RESERVES, LIABILITIES, AND SHAREHOLDER'S EQUITY
POLICY RESERVES AND LIABILITIES:
  Future policy benefit reserves:
    Life insurance....................................................  $     27,671     $     25,089
    Interest sensitive and investment products........................         6,878              136
    Accident and health...............................................        61,175           60,774
                                                                        ------------     ------------
                                                                              95,724           85,999
  Unearned revenues...................................................         5,223            3,978
  Other policy claims and benefits payable............................        10,304           10,821
  Income taxes payable................................................           911               --
Other liabilities.....................................................         5,583            4,049
Liabilities related to separate accounts..............................        16,072            2,203
                                                                        ------------     ------------
TOTAL POLICY RESERVES AND LIABILITIES.................................       133,817          107,050

SHAREHOLDER'S EQUITY:
  Common stock, $20 par value: Authorized, issued, and outstanding
   shares--100,000....................................................         2,000            2,000
  Additional paid-in capital..........................................        37,440           37,440
  Retained deficit....................................................        (4,642)          (4,517)
  Unrealized gains (losses) on investments, net.......................         2,283              769
                                                                        ------------     ------------
TOTAL SHAREHOLDER'S EQUITY............................................        37,081           35,692
                                                                        ------------     ------------
TOTAL POLICY RESERVES, LIABILITIES, AND SHAREHOLDER'S EQUITY..........  $    170,898     $    142,742
                                                                        ------------     ------------
                                                                        ------------     ------------

                            See accompanying notes.

STATEMENTS OF OPERATIONS
FIRST FORTIS LIFE INSURANCE COMPANY
(IN THOUSANDS)

                                                                                  YEAR ENDED DECEMBER 31
                                                                        ------------------------------------------
                                                                           1997            1996           1995
                                                                        -----------       ------       -----------
REVENUES
  Insurance operations:
    Life insurance premiums...........................................  $    19,158    $     22,791    $    18,879
    Interest sensitive and investment products policy charges.........            4              59             --
    Accident and health premiums......................................       32,684          44,666         62,322
  Net investment income...............................................        7,907           7,891          7,466
  Net realized gains (losses) on investments..........................          361              (3)         2,683
  Other income........................................................          682             336            298
                                                                        -----------          ------    -----------
      TOTAL REVENUES..................................................       60,796          75,740         91,648

BENEFITS AND EXPENSES
  Benefits to policyholders:
    Life insurance....................................................       14,597          19,720         16,207
    Interest sensitive and investment products........................          196              72             --
    Accident and health...............................................       29,090          37,988         56,592
                                                                        -----------          ------    -----------
                                                                             43,883          57,780         72,799
  Amortization of deferred policy acquisition costs...................          (56)            (92)         4,595
  Insurance commissions...............................................        4,457           5,214          5,071
  General and administrative expenses.................................       12,699          12,694         13,906
                                                                        -----------          ------    -----------
      TOTAL BENEFITS AND EXPENSES.....................................       60,983          75,596         96,371
                                                                        -----------          ------    -----------
  (Loss) income before federal income taxes...........................         (187)            144         (4,723)
  Federal income tax benefit..........................................          (63)            (39)        (1,563)
                                                                        -----------          ------    -----------
  NET (LOSS) INCOME...................................................  $      (124)   $        183    $    (3,160)
                                                                        -----------          ------    -----------
                                                                        -----------          ------    -----------

                            See accompanying notes.

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
FIRST FORTIS LIFE INSURANCE COMPANY
(IN THOUSANDS)

                                                                                                    UNREALIZED
                                                                                                       GAINS
                                                                        ADDITIONAL                   (LOSSES)
                                                             COMMON       PAID-IN     RETAINED    ON INVESTMENTS
                                                              STOCK       CAPITAL      DEFICIT          NET          TOTAL
                                                           -----------  -----------  -----------  ---------------  ---------
Balance January 1,1995...................................   $   2,000    $  30,440    $  (1,540)     $  (4,858)    $  26,042
Additional paid-in capital from Fortis AMEV..............          --        7,000           --             --         7,000
Net loss.................................................          --           --       (3,161)            --        (3,161)
Change in unrealized gains (losses) on investment, net...          --           --           --          8,509         8,509
                                                           -----------  -----------  -----------        ------     ---------
Balance December 31, 1995................................       2,000       37,440       (4,701)         3,651        38,390
Net income...............................................          --           --          183             --           183
Change in unrealized gains (losses) on investment, net...          --           --           --         (2,882)       (2,882)
                                                           -----------  -----------  -----------        ------     ---------
Balance December 31, 1996................................       2,000       37,440       (4,518)           769        35,691
Net loss.................................................          --           --         (124)            --          (124)
Change in unrealized gains (losses) on investment, net...          --           --           --          1,514         1,514
                                                           -----------  -----------  -----------        ------     ---------
Balance December 31, 1997................................   $   2,000    $  37,440    $  (4,642)     $   2,283     $  37,081
                                                           -----------  -----------  -----------        ------     ---------
                                                           -----------  -----------  -----------        ------     ---------

                            See accompanying notes.

STATEMENTS OF CASH FLOWS
FIRST FORTIS LIFE INSURANCE COMPANY
(IN THOUSANDS)

                                                                       YEAR ENDED DECEMBER 31
                                                         --------------------------------------------------
                                                              1997              1996              1995
                                                         --------------    --------------    --------------
OPERATING ACTIVITIES
  Net (loss) income....................................  $         (124)   $          183    $       (3,160)
  Adjustments to reconcile net (loss) income to net
   cash (used in) provided by operating activities:
      Change in deferred tax valuation allowance.......          (1,338)               --              (178)
      Depreciation, amortization and accretion.........             707               804               750
      Net realized (gains) losses on investments.......            (361)                4            (2,683)
      Decrease (increase) in uncollected premiums,
       accrued investment income and other.............           2,309            (1,076)              113
      Increase in reinsurance recoverable..............          (5,033)           (5,395)             (461)
      Increase (decrease) in income taxes payable......             883             1,772            (1,569)
      Amortization of policy acquisition costs.........             (56)              (92)            4,595
      Policy acquisition costs deferred................          (1,110)             (155)               --
      Increase in future policy benefit reserves and
       other policy claims and benefits................           1,769             5,265             3,481
      Increase (decrease) in other liabilities.........           1,533            (1,939)              128
                                                         --------------    --------------    --------------
        NET CASH (USED IN) PROVIDED BY OPERATING
         ACTIVITIES....................................            (821)             (629)            1,016

INVESTING ACTIVITIES
  Purchases of fixed maturity investments..............        (127,426)         (140,954)         (122,290)
  Sales and maturities of fixed maturity investments...         137,273           135,352           120,298
  (Increase) decrease in equity securities and
   short-term investments..............................         (11,697)            6,942            (5,042)
  Purchase of property and equipment...................            (107)             (310)             (321)
                                                         --------------    --------------    --------------
        NET CASH (USED IN) PROVIDED BY INVESTING
         ACTIVITIES....................................          (1,957)            1,030            (7,355)
FINANCING ACTIVITIES
  Activities related to investment products:
      Considerations received..........................          10,679
      Surrenders and death benefits....................          (2,152)
      Interest credited to policyholders...............             159
      Additional paid-in capital from shareholder......              --                               7,000
                                                         --------------    --------------    --------------
        NET CASH PROVIDED BY FINANCING ACTIVITIES......           8,686                --             7,000
                                                         --------------    --------------    --------------
  Increase in cash and cash equivalents................           5,908               401               661
        CASH AND CASH EQUIVALENTS AT BEGINNING OF
         YEAR..........................................           1,545             1,144               483
                                                         --------------    --------------    --------------
        CASH AND CASH EQUIVALENTS AT END OF YEAR.......  $        7,453    $        1,545    $        1,144
                                                         --------------    --------------    --------------
                                                         --------------    --------------    --------------

                            See accompanying notes.

FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NATURE OF OPERATIONS

First Fortis Life Insurance Company ("the Company") is an affiliate of the worldwide Fortis group of companies owned by Fortis AMEV of the Netherlands and Fortis AG of Belgium. Prior to April 30, 1997, First Fortis was wholly-owned by Fortis AMEV, while the other U.S. subsidiaries of Fortis AMEV and Fortis AG operated under the holding company of Fortis, Inc. Upon regulatory approval by the New York State Insurance Department in April 1997, the Company became a wholly-owned subsidiary of Fortis, Inc. The Company was organized to enable the Fortis group of companies to distribute their products to the New York State marketplace. To date, the Company's revenues have been derived primarily from group employee benefits products. During 1997, the Company had $1,120,000 of direct premium written principally by third party administrators ("TPA's"). Effective January 1, 1996, the Company stopped offering its group medical products; however, the Company will continue to renew and service existing medical business, which represented $7,297,000, $17,871,000, and $34,011,000 of 1997, 1996 and 1995 accident and health premiums, respectively.

BASIS OF STATEMENT PRESENTATION

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which practices differ in certain respects from statutory accounting practices prescribed or permitted by the Department of Insurance of the State of New York. The more significant of these principles are:

    REVENUE RECOGNITION AND FUTURE POLICY BENEFIT RESERVES

    Premiums for credit life insurance included in life insurance premiums and accident and health insurance premiums are recognized as revenues when due over the estimated coverage period. Premiums for traditional life insurance are recognized as revenue when due over the premium paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

    Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges.

    Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.5% to 10.0% in 1997 and 1996.

    Premiums for accident and health insurance products, including medical, long and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1964 Commissioners Disability Table at 6% interest. Calculated reserves are modified based on the Company's actual experience.

    CLAIMS AND BENEFITS PAYABLE

    Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting therefrom are reflected in income currently.

    INVESTMENTS

    The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations, and regulatory requirements.

    All fixed maturity investments are classified as available-for-sale and carried at fair value. Changes in fair values of available-for-sale securities, after related deferred income taxes and after adjustment for the changes in pattern of amortization of deferred policy acquisition costs are reported directly in shareholder's equity as unrealized gains (losses) on investments and, accordingly, have no effect on net income.

    Short term investments are at cost which approximates fair value.

    Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.

FIRST FORTIS LIFE INSURANCE COMPANY

1.  NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED)
    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For credit life, disability and accident and health insurance products, such costs are amortized over an appropriate period in proportion to premium revenue. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. Estimation of future gross profits requires significant management judgment and is reviewed periodically. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

    PROPERTY AND EQUIPMENT

    Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property.

    GOODWILL

    Goodwill represents the excess of the purchase price paid over net assets acquired in connection with the purchase of the shell of Metropolitan Life. Goodwill is amortized on a straight line basis over 18 years.

    INCOME TAXES

    Income taxes have been provided using the liability method in accordance with Financial Accounting Standards Board ("FASB") Statement 109, ACCOUNTING FOR INCOME TAXES. Deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases and are measured using the enacted tax rates.

    SEPARATE ACCOUNTS

    The Company began selling variable annuity products July 1, 1996. Assets and liabilities associated with separate accounts relate to deposit and annuity considerations for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value.

    Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid, are provided to the separate account policyholders and are excluded from the amounts reported in the accompanying statements of operations.

    GUARANTY FUND ASSESSMENTS

    There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments.

    STATEMENTS OF CASH FLOWS

    The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

    NEW FINANCIAL ACCOUNTING STANDARDS

    In June 1997, the FASB issued SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 defines the financial statement presentation for all changes in a company's equity during a period except those resulting from investments by owners and distributions to owners. SFAS No. 130 will be adopted by the Company in the first quarter of 1998. Because the statement is merely a change in presentation, the Company does not expect the adoption of this statement to have a significant impact on the financial statements.

    RECLASSIFICATIONS

    Certain amounts in the 1996 and 1995 financial statements have been reclassified to conform to the 1997 presentation.

2.  AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
On October 1, 1991, First Fortis Life Insurance Company and an affiliate, Fortis Benefits Insurance Company, (the "Companies") entered into an Asset Transfer and Acquisition Agreement (the "Agreement") with Mutual Benefit Life Insurance Company in Rehabilitation ("MBL"). Pursuant to the Agreement, the Companies acquired certain assets and assumed certain liabilities of MBL relating to the group life, disability, dental and medical insurance business (the "Business") of MBL. That portion of the Business conducted in New York was assumed by First Fortis, while the most substantial portion of the Business was assumed by Fortis Benefits Insurance Company. First Fortis paid $10,166,000 for its portion of the Business acquired including contingent Promissory Note ("Note") payments aggregating $1,366,000 from 1992 to 1994 which were based on the persistency of the acquired Business through September 30, 1994. No additional payments will be made. Note payments were added to deferred policy acquisition costs ("DPAC") when made. The DPAC amortization period, which was originally scheduled through September 30, 1997, was completed December 31, 1995 (an acceleration of $2,749,000 into 1995), based on the overall experience of the acquired block of business.

FIRST FORTIS LIFE INSURANCE COMPANY

3.  INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES

The following is a summary of the available-for-sale securities (in thousands):

                                                                  GROSS        GROSS
                                                   AMORTIZED   UNREALIZED   UNREALIZED
                                                     COST         GAIN         LOSS      FAIR VALUE
                                                  -----------  -----------  -----------  -----------
December 31, 1997:
  Governments...................................   $   3,599    $     125    $       2    $   3,722
  Public utilities..............................       8,212          247           --        8,459
  Industrial and miscellaneous..................      90,473        3,197           75       93,595
                                                  -----------  -----------  -----------  -----------
    Total.......................................   $ 102,284    $   3,569    $      77    $ 105,776
                                                  -----------  -----------  -----------  -----------
                                                  -----------  -----------  -----------  -----------

December 31, 1996:
  Governments...................................   $  13,463    $      92    $      44    $  13,511
  Public utilities..............................       6,446           67           25        6,488
  Industrial and miscellaneous..................      92,061        1,426          350       93,137
                                                  -----------  -----------  -----------  -----------
    Total.......................................   $ 111,970    $   1,585    $     419    $ 113,136
                                                  -----------  -----------  -----------  -----------
                                                  -----------  -----------  -----------  -----------

The amortized cost and fair value of fixed maturity securities at December 31, 1997, by contractual maturity, are shown below (in thousands):

                                                                         AMORTIZED
                                                                           COST      FAIR VALUE
                                                                        -----------  -----------
Due in one year or less...............................................   $   1,257    $   1,264
Due after one year through five years.................................      43,155       43,938
Due after five years through ten years................................      19,424       20,051
Due after ten years...................................................      38,448       40,523
                                                                        -----------  -----------
                                                                         $ 102,284    $ 105,776
                                                                        -----------  -----------
                                                                        -----------  -----------

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

Major categories of net investment income and realized gains (losses) on investments for each year were as follows (in thousands):

                                                                             NET REALIZED GAINS
                                                    NET INVESTMENT INCOME       (LOSSES) ON
                                                                                INVESTMENTS
                                                    ----------------------  --------------------
                                                     1997    1996    1995   1997   1996    1995
                                                    ------  ------  ------  -----  ----   ------
Fixed maturities..................................  $7,744  $7,941  $7,579  $ 361  $(3)   $2,683
Short-term investments............................     302     231     152     --   --        --
                                                    ------  ------  ------  -----  ----   ------
                                                     8,046   8,172   7,731  $ 361  $(3)   $2,683
                                                                            -----  ----   ------
                                                                            -----  ----   ------
Expenses..........................................    (139)   (281)   (265)
                                                    ------  ------  ------
Net investment income.............................  $7,907  $7,891  $7,466
                                                    ------  ------  ------
                                                    ------  ------  ------

Proceeds from sales of investments were $134,234,000, $135,352,000 and $120,298,000 in 1997, 1996 and 1995, respectively. Gross gains of $1,136,000,
$1,551,000 and $3,374,000 and gross losses of $775,000, $1,554,000 and $691,000 were realized on the sales in 1997, 1996 and 1995, respectively.

FIRST FORTIS LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
NET UNREALIZED GAINS (LOSSES)

The adjusted net unrealized gains (losses) recorded in shareholder's equity for the years ended December 31 were as follows (in thousands):

                                                              1997           1996           1995
                                                           -----------    -----------    -----------
Change in unrealized gains (losses) before
 adjustments...........................................    $     2,405    $    (4,367)   $    10,390
Deferred income tax (expense) benefit..................           (891)         1,485         (1,881)
                                                           -----------    -----------    -----------
Change in net unrealized gains (losses)................          1,514         (2,882)         8,509
Net unrealized gains (losses) beginning of year........            769          3,651         (4,858)
                                                           -----------    -----------    -----------
Net unrealized gains, end of year......................    $     2,283    $       769    $     3,651
                                                           -----------    -----------    -----------
                                                           -----------    -----------    -----------

4.  LEASES
The Company leases office space under operating lease arrangements that have various renewal options and are subject to escalation clauses for real estate taxes and operating expenses. Rent expense was $661,000, $692,000 and $673,000 in 1997, 1996, and 1995, respectively. Future minimum payments required under operating lease arrangements that have initial or noncancelable terms in excess of one year or more are: 1998--$769,000, 1999--$602,000, 2000--$51,000, and
2001--$43,000.

5.  ACCIDENT AND HEALTH RESERVES
Activity for the liability for unpaid accident and health claims and claims adjustment expenses is summarized as follows (in thousands):

                                                                    YEAR ENDED DECEMBER 31
                                                           -----------------------------------------
                                                              1997           1996           1995
                                                           -----------    -----------    -----------
Balance as of January 1, net of reinsurance
 recoverables..........................................    $    61,482    $    65,764    $    66,136
Add: Incurred losses related to:
  Current year.........................................         25,424         38,798         57,400
  Prior years..........................................          3,666           (810)          (808)
                                                           -----------    -----------    -----------
    Total incurred losses..............................         29,090         37,988         56,592
                                                           -----------    -----------    -----------
Deduct: Paid losses related to:
  Current year.........................................         15,393         23,727         35,779
  Prior years..........................................         14,681         18,543         21,185
                                                           -----------    -----------    -----------
    Total paid losses..................................         30,074         42,270         56,964
                                                           -----------    -----------    -----------
Balance as of December 31, net of reinsurance
 recoverable...........................................    $    60,498    $    61,482    $    65,764
                                                           -----------    -----------    -----------
                                                           -----------    -----------    -----------

The table above compares to the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; (2) the table above includes claims adjustment expense liabilities that are included in other liabilities on the balance sheet; and (3) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.

As discussed in Note 1, the Company stopped offering group medical products in 1996 but continues to service and renew existing business, resulting in lower incurred and paid loss activity for the year ended December 31, 1997 and 1996.

The liability for unpaid accident and health losses and loss expense allowance includes $55,956,000, $55,152,000 and $53,953,000 of long-term disability income reserves as of December 31, 1997, 1996, and 1995, respectively, which were discounted for anticipated interest earnings assuming a 6.0% interest rate.

The 1997 claims incurred related to prior years is principally additional payments and increases to the discounted accident and health reserves based on actual experience of claims liabilities through the current year. For 1996 and 1995, the claims incurred related to prior years resulted from favorable experience mitigated by increases to the discounted accident and health reserves based on actual experience of claims liabilities through the current year.

6.  FEDERAL INCOME TAXES
As of May 1, 1997, the Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis, Inc. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

FIRST FORTIS LIFE INSURANCE COMPANY

6.  FEDERAL INCOME TAXES (CONTINUED)
The significant components of the Company's deferred tax assets and liabilities as of December 31, 1997 and 1996 are as follows (in thousands):

                                                                            DECEMBER 31
                                                                        --------------------
                                                                          1997       1996
                                                                        ---------  ---------
Deferred tax assets:
  Reserves............................................................  $   2,437  $   2,006
  Separate account assets/liabilities.................................        229         34
  Deferred policy acquisition costs...................................        228        555
  Alternative minimum tax credit carryforward.........................        392        392
  Net operating loss carryforward.....................................        598        216
  Other...............................................................        493        265
                                                                        ---------  ---------
    Total gross deferred tax assets...................................      4,377      3,468
Valuation allowance...................................................         --     (1,338)
                                                                        ---------  ---------
Deferred tax assets...................................................      4,377      2,130
Deferred tax liabilities:
  Unrealized gains....................................................      1,287        396
  Other...............................................................      1,011        207
                                                                        ---------  ---------
    Total gross deferred tax liabilities..............................      2,298        603
                                                                        ---------  ---------
    Net deferred tax asset............................................  $   2,079  $   1,527
                                                                        ---------  ---------
                                                                        ---------  ---------

The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. As of December 31, 1997 and 1996, the Company had a deferred tax asset valuation allowance of $0 and $1,338,000, respectively. The valuation allowance decrease of $1,338,000 in 1997 was offset by a corresponding increase in the current liability.

The Company's tax benefit for the year ended December 31 is shown as follows (in thousands):

                                                                               1997        1996       1995
                                                                                ---      ---------  ---------
Current...................................................................   $     (35)  $    (131) $     393
Deferred..................................................................         (28)         92     (1,954)
                                                                                   ---   ---------  ---------
                                                                             $     (63)  $     (39) $  (1,561)
                                                                                   ---   ---------  ---------
                                                                                   ---   ---------  ---------

Federal income tax payments and refunds resulted in net payments of $382,000, $32,000 and $252,000 in 1997, 1996 and 1995, respectively.

The Company's effective income tax rate varied from the statutory federal income tax rate as follows:

                                                                               1997        1996       1995
                                                                                ---      ---------  ---------
Statutory income tax rate.................................................        35.0%       34.0%      34.0%
Other, including provision for prior year adjustments.....................        (1.3)      (61.3)       0.9%
                                                                                   ---   ---------  ---------
                                                                                  33.7%      (27.3)%      33.1%
                                                                                   ---   ---------  ---------
                                                                                   ---   ---------  ---------

As of May 1, 1997, the Company is included as a member of a federal consolidated group that has a statutory federal rate of 35%.

At December 31, 1997, the Company has net operating loss carryforwards relating to periods ending before May 1, 1997, for federal income tax purposes of $1,708,000 which are available to offset future federal taxable income of the Company, if any, through 2011. The Company also has alternative minimum tax credit carryforwards of $392,000 relating to periods before May 1, 1997, which are available to reduce future federal regular income taxes of the Company, if any, over an indefinite period of time.

7.  REINSURANCE
The maximum amounts that the Company retains on any one life are $500,000 for group life; $250,000 for group accidental death; $2,000 net monthly benefit for long-term disability; from 10% to 50% of possible benefits payable under credit life and credit disability insurance; and none of a closed block of individual life business. Amounts in excess of these limits are reinsured with various insurance companies on a yearly renewable term, coinsurance or other basis.

In the second quarter of 1996, the Company received approval from the New York State Insurance Department for a reinsurance agreement with Fortis Benefits Insurance Company ("Fortis Benefits"), an affiliate. The agreement, which became effective as of January 1, 1996, decreased the Company's long-term disability reinsurance retention from a $10,000 net monthly benefit to a $2,000 net monthly benefit for claims incurred on and

FIRST FORTIS LIFE INSURANCE COMPANY

7.  REINSURANCE (CONTINUED)
after January 1, 1996. The Company has ceded $5,472,000 and $6,144,000 of premium to Fortis Benefits in 1997 and 1996, respectively. Fortis Benefits has assumed $5,452,000 and $3,599,000 of reserves in 1997 and 1996, respectively, from the Company. In the future, the agreement is expected to reduce the variability of financial results for this product line.

Future policy benefits and other policy claims and benefits payable are reported gross of reinsurance. The reinsured portion of future policy benefits and other policy claims and benefits payable are $19,764,000 and $14,731,000 in 1997 and 1996, respectively.

Ceded reinsurance premiums for the year ended December 31 were as follows (in thousands):

                                                                            1997       1996       1995
                                                                          ---------  ---------  ---------
Life insurance..........................................................  $   3,249  $   1,366  $   1,497
Accident and health insurance...........................................      8,768      7,085      1,375
                                                                          ---------  ---------  ---------
                                                                          $  12,017  $   8,451  $   2,872
                                                                          ---------  ---------  ---------
                                                                          ---------  ---------  ---------

Recoveries under reinsurance contracts for the year ended December 31 were as follows (in thousands):

                                                                            1997       1996       1995
                                                                          ---------  ---------  ---------
Life insurance..........................................................      1,628      1,021        706
Accident and health insurance...........................................      2,310        348        350
                                                                          ---------  ---------  ---------
                                                                          $   3,938  $   1,369  $   1,056
                                                                          ---------  ---------  ---------
                                                                          ---------  ---------  ---------

Ceded reinsurance would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

8.  DIVIDEND RESTRICTIONS
The Company is subject to insurance regulatory restrictions that limit cash dividends which can be paid from the Company to its Parent. All dividends require prior approval by the New York State Insurance Department.

9.  REGULATORY ACCOUNTING REQUIREMENTS
The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from company to company within a state, and may change in the future. The NAIC is currently in the process of recodifying statutory accounting practices. This project, which is not expected to be completed before 1999, may result in changes to the accounting practices that insurance enterprises use to prepare their statutory-basis financial statements.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds minimum RBC requirements.

FIRST FORTIS LIFE INSURANCE COMPANY

9.  REGULATORY ACCOUNTING REQUIREMENTS (CONTINUED)
Reconciliations of net income (loss) and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows (in thousands):

                                                                                             SHAREHOLDER'S EQUITY
                                                              NET INCOME (LOSS)
                                                    -------------------------------------  ------------------------
                                                       1997         1996         1995         1997         1996
                                                    -----------     -----     -----------  -----------  -----------
Based on statutory accounting practices...........  $      (296) $      (428) $    (1,628) $    27,358  $    27,467
Deferred policy acquisition costs.................        1,180          247       (4,595)       1,413          247
Deferred and uncollected premiums.................          246           76           --          425          358
Policy reserves...................................         (660)         476           68          (92)         659
Investment valuation difference...................          (47)          --           --        3,492        1,166
Realized gains (losses) on investments............          235           (3)       2,683           --           --
Amortization of goodwill..........................          (46)         (46)         (46)         508          554
Income taxes......................................           28          115          675          778        2,865
Deferred tax valuation allowance..................           --                       178           --       (1,338)
Pension...........................................         (275)          --           --         (301)          --
Amortization of IMR...............................         (348)        (426)        (433)          --           --
Interest maintenance reserve ("IMR")..............           --           --           --        1,888        2,001
Asset valuation reserve...........................           --           --           --          717          998
Property and equipment............................           --           --           --          318          482
Agents balances...................................           --           --           --          456          166
Other.............................................         (141)         172          (63)         121           67
                                                    -----------        -----  -----------  -----------  -----------
                                                    $      (124) $       183  $    (3,161) $    37,081  $    35,692
                                                    -----------        -----  -----------  -----------  -----------
                                                    -----------        -----  -----------  -----------  -----------

10. TRANSACTIONS WITH AFFILIATED COMPANIES
In 1995, the Company received cash of $7,000,000 representing additional paid-in capital from Fortis AMEV.

The Company received various services from Fortis, Inc. and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administration functions. The fees paid for these services for the years ended December 31, 1997, 1996 and 1995, were $2,568,000, $1,648,000 and
$1,581,000, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

11. FAIR VALUE DISCLOSURES
VALUATION METHODS AND ASSUMPTIONS

The fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

For short-term investments, the carrying amount is a reasonable estimate of fair value. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                                                                       DECEMBER 31
                                                    --------------------------------------------------
                                                              1997                      1996
                                                    ------------------------  ------------------------
                                                     CARRYING                  CARRYING
                                                      AMOUNT     FAIR AMOUNT    AMOUNT     FAIR AMOUNT
                                                    -----------  -----------  -----------  -----------
Assets:
Investments:
  Securities available-for-sale:
  Fixed maturities................................  $  105,776   $   105,776  $  113,137   $   113,137
Short-term investments............................      11,697        11,697          --            --
Cash..............................................       7,453         7,453       1,545         1,545
Assets held in separate accounts..................      16,072        16,072       2,203         2,203
Liabilities:
Individual and group annuities (subject to
 discretionary withdrawal)........................       6,877         6,554  $    2,355   $     2,346

FIRST FORTIS LIFE INSURANCE COMPANY

12. RETIREMENT AND OTHER EMPLOYEE BENEFITS
Fortis, Inc., the Company's parent, sponsors a defined benefit pension plan covering employees and certain agents who meet eligibility requirements as to age and length of service. The benefits are based on years of service and career compensation. As a matter of policy, pension costs are funded as they accrue and vested benefits are fully funded. Fortis, Inc's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $61,000, $72,000 and $63,000 for 1997, 1996 and 1995, respectively. As of January 1, 1997, the Plan's total accumulated benefit obligation determined in accordance with ERISA was $56,838,000. This amount was based on an assumed interest rate of 8.00% and included vested benefits of $54,831,000. The fair market value of the Plan assets as of January 1, 1997 was $60,004,000.

The Company has a contributory profit sharing plan, sponsored by Fortis, Inc., covering employees and certain agents who meet eligibility requirements as to age and length of service. The Company matches 200% up to 3% of the employee's contribution. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. The amount expensed for 1997 was $122,000 compared to $182,000 and $169,000 for 1996 and 1995, respectively.

In addition to retirement benefits, the Company participates in other health care and life insurance benefit plans ("Postretirement benefits") for retired employees, sponsored by Fortis, Inc. Health care benefits, either through a Fortis-sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 15 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

13. COMMITMENTS AND CONTINGENCIES
The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.

14. YEAR 2000 (UNAUDITED)
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company and any of its businesses or subsidiaries. All of the Company's major businesses are processed by computer systems of Fortis affiliates, and many have significant interaction with systems of third parties.

A comprehensive review of each of the Fortis affiliate computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. Each affiliate's goal is to complete internal remediation and testing of each system by early 1999.

The costs related to the Year 2000 issue are not expected to have a material impact on the Company's results of operations or financial condition. This expectation is subject to uncertainties that could cause actual results to differ materially. Factors that could influence the total costs to be incurred by the Company in connection with the Year 2000 issue include the ability of the Company to successfully identify systems containing two-digit year codes, the nature and amount of programming required to fix the affected programs, the related labor and consulting costs for such remediation, and the ability of third parties that interface with the Company to successfully address their Year 2000 issues.

The Company is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not entirely known at this time. The Company is closely monitoring these entities to avoid any unforeseen circumstances.

APPENDIX A--SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS

The formula which will be used to determine the Market Value Adjustment is:

      (  1 + I  )         n/12
      -----------               - 1
 (   1 + J + .0025   )

Sample Calculation 1: Positive Adjustment

Amount withdrawn or transferred           $10,000
Existing Guarantee Period                 7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                7%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment

                       1 + .08            60/12
 $10,000 x          -------------               - 1]      = $354.57
              [(   1 + .07 + .0025   )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,354.57

Sample Calculation 2: Negative Adjustment

Amount withdrawn or transferred           $10,000
Existing Guarantee Period                 7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                9%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment:

                       1 + .08            60/12
 $10,000 x          -------------               - 1]      = - $559.14
              [(   1 + .09 + .0025   )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $9,440.86

Sample Calculation 3: Negative Adjustment

Amount withdrawn or transferred           $10,000
Guarantee Period                          7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                7.75%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment:

                       1 + .08             60/12
$10,000 x          ---------------               - 1]      = 0
             [(   1 + .0775 + .0025   )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,000.00
------------------------
*Assumed for illustrative purposes only.

APPENDIX B--EXPLANATION OF EXPENSE CALCULATIONS

The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total Portfolio expense rate plus the annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.

For example, the 3 year expense for the Alliance Money Market Portfolio is calculated as follows:

     Total Variable Account Annual Expenses                 0.45%
+    Total Portfolio Operating Expenses                     0.64%
+    Annual Administrative Charges (see below)              0.05%
=    Total Expense Rate                                     1.14%

The Annual Administrative Charge rate is calculated by dividing the total Annual Contract Charges collected in 1996 on similar contracts by an affiliated company by the average policy value in force in 1996 on such contracts.

Year 1 Beginning Policy Value = $1000.00
Year 1 Expense = 1000.00 x 0.0114 = $11.41

Year 2 Beginning Policy Value = $1038.59
Year 2 Expense = 1038.59 x 0.0114 = $11.85

Year 3 Beginning Policy Value = $1078.67
Year 3 Expense = 1078.67 x 0.0114 = $12.31

So the cumulative expenses for years 1-3 for the Alliance Money Market Portfolio are equal to:
    $11.41 + $11.85 + $12.31 = $35.57

APPENDIX C--PARTICIPATING FUNDS

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

The Alliance Variable Products Series Fund, Inc. is an open-ended series investment company. It was incorporated under Maryland law on November 17, 1987. Alliance Capital Management L.P. serves as the Fund's manager.

ALLIANCE MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities.

ALLIANCE INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

ALLIANCE PREMIER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a open-end management investment company. It was organized as a Maryland corporation on June 4, 1987. American Century Investment Management, Inc., serves as the investment manager of American Century Portfolios.

AMERICAN CENTURY VP BALANCED FUND

INVESTMENT OBJECTIVE: Capital growth and current income. Seeks to achieve its investment objective by maintaining approximately 60% of the assets in common stocks that are considered to have better-then-average prospects for appreciation and the remaining assets in bonds and other fixed income securities.

FEDERATED INSURANCE SERIES

Federated Insurance Series is an open-end management investment company. It was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1993. Federated Advisers is the investment adviser.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

INVESTMENT OBJECTIVE: Seeks to provide current income. Under normal circumstances, the portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities.

AMERICAN LEADERS FUND II

INVESTMENT OBJECTIVE: To achieve long-term growth of capital and to provide income.

UTILITY FUND II

INVESTMENT OBJECTIVE: To achieve high current income and moderate capital appreciation.

HIGH INCOME BOND FUND II

INVESTMENT OBJECTIVE: To seek high current income.

FORTIS SERIES FUND, INC.

The Fortis Series Fund, Inc. is an open-end series investment fund. It was incorporated under Minnesota law in 1986. Fortis Advisers, Inc. serves as the fund's manager.

FORTIS S & P 500 INDEX SERIES

INVESTMENT OBJECTIVE: Seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index primarily through investment in equity securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

The INVESCO Variable Investment Funds, Inc. is an open-end series management investment company. It was incorporated under Maryland law on August 19, 1993. INVESCO Funds Group, Inc. serves as the Fund's manager.

INVESCO INDUSTRIAL INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of the portfolio securities. The portfolio normally invests at least 65% of its total assets in dividend-paying common stocks.

INVESCO HEALTH SERVICES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation. The portfolio normally invests at least 80% of its total assets in equity securities of companies that develop, produce, or distribute products or services related to health care.

INVESCO TECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation. The portfolio normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.

LEXINGTON NATURAL RESOURCES TRUST

The Lexington Natural Resources Trust is an open-end management investment company. It was organized as a Massachusetts business trust on October 7, 1988. Lexington Management Corporation is the Investment Adviser of the fund.

INVESTMENT OBJECTIVE: To seek long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

LEXINGTON EMERGING MARKETS FUND, INC.

The Lexington Emerging Markets Fund, Inc. is an open-end management investment company. It was organized as a corporation under Maryland law on December 27, 1993. Lexington Management Corporation is the fund's investment adviser.

INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust is an open-end management investment company. It was organized as a business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated February 1, 1994. Massachusetts Financial Services Company manages each series.

MFS EMERGING GROWTH SERIES

INVESTMENT OBJECTIVE: Seeks to provide long-term growth of capital. The series' policy is to invest primarily in common stocks of small and medium-sized companies that are early in their life cycle but which have the potential to become major enterprises.

MFS HIGH INCOME SERIES

INVESTMENT OBJECTIVE: Seeks high current income by investing primarily in a professionally managed portfolio of fixed income securities, some of which may involve equity features.

MFS WORLD GOVERNMENTS SERIES

INVESTMENT OBJECTIVE: Seeks preservation and growth of capital, together with moderate current income. The series attempts to provide investors with an opportunity to enhance the value and increase the protection of their investment against inflation and otherwise by taking advantage of investment opportunities in the U.S. as well as in other countries where opportunities may be more rewarding.

THE MONTGOMERY FUNDS III

The Montgomery Funds III is an open-end investment company. This Delaware business trust was organized on August 24, 1994. The trust is managed by Montgomery Asset Management, L.P.

MONTGOMERY VARIABLE SERIES: GROWTH FUND

INVESTMENT OBJECTIVE: Seeks capital appreciation by investing primarily in equity securities, usually common stock, of domestic companies of all sizes.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

INVESTMENT OBJECTIVE: Seeks capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

NEUBERGER & BERMAN ADVISERS MANAGERS TRUST

Neuberger & Berman Advisers Managers Trust is an open-end diversified series management investment company. It was established as a Delaware business trust on May 23, 1994. Neuberger & Berman Management Incorporated serves as manager of the Fund.

NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks highest current income consistent with low risk to principal and liquidity; and secondarily, total return. Principal investments are short-to-intermediate term debt securities, primarily investment grade.

NEUBERGER & BERMAN PARTNERS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital growth. Principal investments are common stocks and other equity securities of established companies.

SAFECO RESOURCE SERIES TRUST

The SAFECO Resource Series Trust is an open-end series management investment company. It is a Delaware business trust established by a trust instrument dated May 13, 1993. SAFECO Asset Management Company is the fund's manager.

SAFECO EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and reasonable current income. The Equity Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks.

SAFECO GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks growth of capital and the increased income that ordinarily follows from such growth. The Growth Portfolio ordinarily invests a preponderance of its assets in common stock selected for potential appreciation.

STRONG VARIABLE INSURANCE FUNDS, INC.

The Strong Variable Insurance Funds, Inc. is an open-end management investment company. It was incorporated in Wisconsin. Strong Capital Management, Inc. is the investment adviser.

THE STRONG DISCOVERY FUND II

INVESTMENT OBJECTIVE: Seeks to identify emerging investment trends and attractive growth opportunities.

THE STRONG INTERNATIONAL STOCK FUND II

INVESTMENT OBJECTIVE: Seeks capital growth. The fund invests primarily in the equity securities of issuers located outside of the United States.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company. It was organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Van Eck Associates Corporation serves as investment adviser and manager to the two funds listed below.

WORLDWIDE HARD ASSETS FUND

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation by investing globally, primarily in (i) precious metals, (ii) ferrous and non-ferrous metals,
(iii) oil and gas, (iv) forest products, (v) real estate, and (vi) other basic non-agricultural commodities.

WORLDWIDE BOND FUND

INVESTMENT OBJECTIVE: Seeks high total return through a flexible policy of investing globally, primarily in debt securities.

                                 CONTRACTS UNDER
                            FLEXIBLE PREMIUM DEFERRED
                COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                      VALUE ADVANTAGE PLUS VARIABLE ANNUITY


                                    Issued by

                       FIRST FORTIS LIFE INSURANCE COMPANY


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1998

This Statement of Additional Information is not a Prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus for certificates under flexible premium deferred combination variable and fixed annuity contracts ("Contracts"), dated May 1, 1998. A copy of the Prospectus may be obtained without charge from Fortis Investors, Inc. 1-800-827-5877, mailing address: P.O. Box 64272, St. Paul, MN 55164. You have the option of receiving benefits under a Contract through First Fortis' Variable Account A or through First Fortis' Fixed Account.

TABLE OF CONTENTS


First Fortis and the Variable Account. . . . . . . . . . . . . . . . . . .1
Calculation of Annuity Payments. . . . . . . . . . . . . . . . . . . . . .2
Postponement of Payments . . . . . . . . . . . . . . . . . . . . . . . . .3
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
  - Safekeeping of Variable Account Assets . . . . . . . . . . . . . . . .3
  - Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
  - Principal Underwriter  . . . . . . . . . . . . . . . . . . . . . . . .4
Taxation Under Certain Retirement Plans. . . . . . . . . . . . . . . . . .4
Withholding. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
Variable Account Financial Statements. . . . . . . . . . . . . . . . . . .8
Appendix A -- Performance Information. . . . . . . . . . . . . . . . . .A-1

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Special Terms Used in This Prospectus."



FIRST FORTIS AND THE VARIABLE ACCOUNT

First Fortis Life Insurance Company, the issuer of the Contracts, is a New York corporation qualified to sell life insurance and annuity contracts in the state of New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc. Fortis, Inc. is a corporation based in New York, which manages the United States operations of Fortis AMEV and Fortis AG.

Fortis AMEV has been in business since 1847 and is a publicly-traded, multi-national insurance, real estate, and financial services group headquartered in The Netherlands. It is one of the largest holding companies in Europe, with subsidiary companies in twelve countries on four continents. Fortis AMEV is the third largest insurance company in the Netherlands.

Fortis AG is a multi-national insurance, real estate and financial services firm that has been in business since 1824. It has subsidiary companies in eight countries. Fortis AG is one of the largest life insurance companies in Belgium. Fortis AMEV and Fortis AG have combined assets of approximately $167 billion.

The assets allocated to the Variable Account are the exclusive property of First Fortis. Registration of the Variable Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Variable Account or of First Fortis by the Securities and Exchange Commission. First Fortis may accumulate in the Variable Account proceeds from charges under the Contracts and other amounts in excess of the Variable Account assets representing reserves and liabilities under Contracts and other variable annuity contracts issued by First Fortis. First Fortis may from time to time transfer to its General Account any of such excess amounts. Under certain remote circumstances the assets of one Subaccount may not be insulated from liability associated with another Subaccount.

Best's Insurance Reports has assigned First Fortis a rating of A (Excellent) for financial position and operating performance. First Fortis has a rating of AA from Standard & Poor's. As defined by Standard & Poor's, insurers rated AA offer "excellent financial security." These ratings represent such rating agencies' independent opinion of First Fortis' financial strength and ability to meet policy holder obligations, but have no relevance to the performance and quality of the assets in Subaccounts of the Variable Account.

CALCULATION OF ANNUITY PAYMENTS

FIXED ANNUITY OPTION

The amount of each annuity payment under a Fixed Annuity Option is fixed and guaranteed by First Fortis. Monthly fixed annuity payments will start as of the end of the Valuation Period that contains the Annuity Commencement Date. At that time, the Contract Value , after any Market Value Adjustment, is computed and that portion of the Contract Value which will be applied to the Fixed Annuity Option selected is determined. The amount of the first monthly payment under the Fixed Annuity Option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply such amount of Contract Value to the annuity form selected. The dollar amounts of any fixed annuity payments after the first are specified during the entire period of annuity payments according to the provisions of the annuity form selected.

VARIABLE ANNUITY OPTION

ANNUITY UNITS. To the extent a Variable Annuity Option has been selected, we convert the Accumulation Units for each Subaccount of the Variable Account into Annuity Units for each Subaccount at their values determined as of the end of the Valuation Period which contains the Annuity Commencement Date. As of such time, any Fixed Account Value to be applied to a Variable Annuity Option is also converted, after any Market Value Adjustment, to Annuity Units in the Subaccounts selected based on the then-current Annuity Unit value. The initial number of Annuity Units in each Subaccount is determined by dividing the amount of the initial monthly variable annuity payment (see "Variable Annuity Option -- Variable Annuity Payments," below) allocable to that Subaccount by the value of one Annuity Unit in that Subaccount as of the time of the conversion. The number of Annuity Units for each Subaccount will remain constant, as long as an annuity remains in force and the allocation among the Subaccounts has not changed.

The value of each Subaccount's Annuity Units will vary to reflect the investment experience of the Subaccount as well as charges deducted from the Subaccount. The value of each Subaccount's Annuity Units is equal to the prior value of the Subaccount's Annuity Units multiplied by the net investment factor for that Subaccount (discussed in the Prospectus under "Contract Value") for the Valuation Period ending on that Valuation Date, with an offset for the 4% assumed interest rate used in the annuity tables of the Contract.

VARIABLE ANNUITY PAYMENTS. Variable annuity payments start at the end of the Valuation Period that contains the Annuity Commencement Date, and will vary in amount as the related Annuity Unit values vary. The amount of the first monthly payment is shown on the annuity tables contained in the Contract for each $1,000 of Contract Value applied to the Variable Annuity Option selected as of the end of such Valuation Period. The first variable annuity payment is, in effect, allocated among the Subaccounts in the same proportion as the Contract Value is allocated among the Subaccounts upon commencement of annuity payments.

Payments after the first will vary in amount and are determined on the first Valuation Date of each subsequent monthly period. If the monthly payment under the annuity form selected is based on the value of Annuity Units of a single Subaccount, the monthly payment is found by multiplying the number of the Contract's Annuity Units for the Subaccount by the Annuity Unit value of such Subaccount as of the first Valuation Date in each monthly period following the Annuity Commencement Date. If the monthly payment under the Variable Annuity Option selected is based upon the value of Annuity Units in more than one Subaccount, this is repeated for each applicable Subaccount. The sum of these payments is the variable annuity payment.

GENDER OF ANNUITANT

The amount of each annuity payment ordinarily will be higher for a male Annuitant than for a female Annuitant with an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males. However, there will be no differences between male and female Annuitants in any jurisdiction, including Montana, where such differences are not permitted. We will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

POSTPONEMENT OF PAYMENTS

With respect to amounts in the Subaccounts of the Variable Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by First Fortis at its Home Office. However, First Fortis may defer the determination, application or payment of any death benefit, transfer, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for First Fortis to determine the investment experience for the Contract, or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to the assets of the Variable Account is held by First Fortis. The assets of the Variable Account are kept segregated and held separate and apart from First Fortis' other assets. Fortis Advisers, Inc., an affiliate of First Fortis, maintains records of all purchases and redemptions of shares of the Portfolios held by each of the Subaccounts of the Variable Account.

EXPERTS

The financial statements of First Fortis Life Insurance Company appearing in the Prospectus and those of Variable Account A appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst

& Young LLP, independent auditors, as set forth in their reports thereon also appearing in the Prospectus or this Statement of Additional Information and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The New York address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York 10019.

PRINCIPAL UNDERWRITER

Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. The address of Fortis Investors is 500 Bielenberg Drive, Woodbury, Minnesota 55125. The offering of the Contracts is continuous, and Fortis Investors does not anticipate discontinuing the offering of the Contracts, although it reserves the right to do so. Contracts generally will be issued for Annuitants from ages zero to ninety in all states.

TAXATION UNDER CERTAIN RETIREMENT PLANS

Federal income tax information concerning the purchase of Contracts for specific types of retirement plans is set forth below. You should also refer to "Federal Tax Matters" in the Prospectus. The tax information provided is not comprehensive, and you should consult a qualified tax adviser before taking any action in connection with a retirement plan.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

PURCHASE PAYMENTS. Under Section 403(b) of the Internal Revenue Code ("Code"), payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Contracts for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments are, however, subject to FICA (social security) taxes.

TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) tax-deferred annuity are taxed as ordinary income to the recipient as described under "Federal Tax Matters" in the Prospectus. Taxable distributions received before the employee attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary) and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death , disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

REQUIRED DISTRIBUTIONS. Generally, distributions from Section 403(b) annuities must commence not later than April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the employee (or the employee and Beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the employee dies before his or her entire interest in the Contract has been distributed, the employee's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner or Payee in the case of a Non-Qualified Contract, as described in the Prospectus. Certain of these and other provisions are incorporated in a special endorsement attached to Contracts that are intended to qualify under Section 403(b), and reference should be made to that endorsement for its complete terms.

TAX-FREE EXCHANGES AND ROLLOVERS. The Code provides for the tax-free transfer of one Section 403(b) annuity for another Section 403(b) annuity, and the IRS has ruled (Revenue Ruling 90-24) that amounts transferred may qualify as tax-free transfers under certain circumstances. In addition, Section 403(b)(8) of the code permits tax-free rollovers from Section 403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

PURCHASE PAYMENTS. Subject to certain limitations prescribed by the Code, purchase payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under Section 401 or Section 403(a) of the Code are generally deductible by the employer and excluded from the taxable income of the employee for federal income tax purposes, whether made under a salary reduction agreement or directly by employer contributions.
Salary reduction payments are, however, subject to FICA (social security) taxes. Purchase payments made directly by an employee generally are made on an after-tax basis.

TAXATION OF DISTRIBUTIONS. Distributions from Contracts purchased under these qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions, as described under "Federal Tax Matters -- Qualified Plans," in the Prospectus. However, if an employee or other payee receives a "lump sum" distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attaining age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. Taxable distributions received prior to attainment of age 59 1/2 under a Contract purchased under a qualified plan are subject to the same 10% penalty tax (and the same exceptions) as described above with respect to Section 403(b) annuities.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for these qualified plans are generally the same as described above with respect to
Section 403(b) annuities.

TAX-FREE ROLLOVERS. If, within 60 days of receipt, an employee who receives a single sum distribution transfers all of the taxable amount received to another plan qualified under Section 401 or 403(a), or to an individual retirement account or annuity as provided for under the Code, the transferred amount will not be taxed in the year of distribution. Certain "partial" distributions may also qualify for tax-free rollover treatment, but only if transferred to an individual retirement account or annuity. However, income tax may be withheld from the distribution unless the distribution is transferred directly from the qualified plan to the individual retirement account or individual retirement annuity.

SECTION 408(p) SIMPLE IRA PLANS

PURCHASE PAYMENTS: Under Section 408(p) of the Code, small employers may establish a type of IRA plan referred to as a Savings Incentive Match Plan for Employees (SIMPLE Plan). An employee may contribute annually through his or her employer a pre-tax salary reduction contribution not to exceed the lesser of $6,000 or 100% of compensation. The employer must annually either (1) match the employee contribution dollar for dollar up to 3% of pay, or (2) make a 2% of pay contribution for each eligible employee regardless of whether the employee makes any salary reduction contribution. In two out of every five years, the employer has the option to reduce the matching contribution as low as 1% of pay but advance notice must be provided to employees.

TAXATION OF DISTRIBUTIONS: Generally, distributions from SIMPLE IRA Plans are subject to the same distribution rules described above for IRAs. However, if an individual withdraws any amount from his SIMPLE IRA Plan within the first two years of his or her commencement of participation in the employer's SIMPLE IRA Plan, the 10% penalty tax for premature distribution, if such tax applies, will be increased to 25%.

REQUIRED DISTRIBUTIONS: SIMPLE distributions are subject to the same minimum distribution rules described above for IRAs.

TAX-FREE ROLLOVERS: Generally, rollovers and direct transfers may be made to and from SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers or transfers to other IRAs, other than SIMPLE IRAs, are also possible but only after the second anniversary of commencement of participation in the employer's SIMPLE IRA Plan.

SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS

PURCHASE PAYMENTS. Under Section 457 of the Code, all individuals who perform services for a state or local government or governmental agency may participate in a deferred compensation program. Other tax-exempt employers may establish unfunded deferred compensation plans under Section 457 for employees and/or independent contractors.

Though not actually a qualified plan as that term is normally used, this type of program allows individuals to defer the receipt of compensation that otherwise would be currently payable and therefore to defer the payment of federal income taxes on such amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 33-1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which would be currently includible in gross income for federal tax purposes.) In addition, during the last three years before an individual attains normal retirement age, additional "catch-up" deferrals are permitted.

The amounts which are deferred may be used by the employer to purchase the Contracts offered by this Prospectus. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The employee has no rights or interest in the Contract and is entitled only to payment in accordance with the EDCP provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an EDCP prior to separation from service or reaching age 70 1/2, except in cases of severe financial hardship. Hardship distributions are includible in the gross income of the individual in the year in which paid.

REQUIRED DISTRIBUTIONS. The distribution requirements for these qualified plans are generally the same as described above with respect to Section 403(b) annuities. However, if distributions do not commence before the employee's death, the entire interest in the Contract must be distributed within 15 years if the beneficiary is not the employee's surviving spouse.

TAX-FREE TRANSFERS. The Code permits the tax-free direct transfer of EDCP amounts to another EDCP, subject to certain conditions. Any transfer must be with employer consent. Any transfer must be with employer consent.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of tax-exempt employers entered into prior August 16, 1986, and not subsequently modified, are also subject to the rules for private taxable employer deferred compensation plans discussed below. (Unfunded deferred compensation plans of other tax-exempt employers are generally subject to the requirements of Section 457.)

These types of programs allow individuals to defer receipt of up to 100% of compensation which would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts. Purchase payments made by the employer, however are not immediately deductible by the employer, and the employer is currently taxed on any increase in Contract Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

EXCESS DISTRIBUTIONS--15% TAX.

Certain persons, particularly those who participate in more than one tax-qualified retirement plan, may be subject to an additional tax of 15% on certain excess aggregate distributions from those plans. In general, excess distributions are taxable distributions for all tax qualified plans in excess of a specified annual limit for payments made in the form of an annuity (currently $160,000) or five times the annual limit for lump sum distributions.

WITHHOLDING

Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require First Fortis to disregard the recipient's election if the recipient fails to supply First Fortis with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies First Fortis that the TIN provided by the recipient is incorrect.

MISCELLANEOUS

The computer systems Fortis Benefits uses to process policy transactions and valuations need to be adjusted to be able to continue to administer its policies after Year 2000. Fortis Benefits is devoting all resources necessary to make these systems modifications and expects that the necessary changes will be completed on time and in a way that will result in no disruption to its policy servicing operations. However, as is the case with most system conversion projects, risks and uncertainties exist, due in part to reliance on third party vendors. Nonperformance by any of these entities, or other unforeseen circumstances, could have a material adverse impact on Fortis Benefits' ability to perform its policy servicing operations. Fortis Benefits is closely monitoring these entities to avoid any unforeseen circumstances.

VARIABLE ACCOUNT FINANCIAL STATEMENTS

                            Report of Independent Auditors


Board of Directors
First Fortis Life Insurance Company

We have audited the accompanying statement of net assets of First Fortis Life Insurance Company Variable Account A (comprising, respectively, the Fortis Series Fund, Inc.'s Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, Global Asset Allocation, Global Bond, International Stock, Value, S & P 500 and Blue Chip Stock Subaccounts; the Alliance Variable Product's Money Market, International and Premier Growth Subaccounts; the SAFECO Resource Series' Growth and Equity Subaccounts; the Federated Insurance Series' U.S. Government Securities Fund II and High Income Fund II Subaccounts; the
MFS Variable Insurance Trust's Emerging Growth and High Income Subaccounts; the Montgomery Variable Funds' Emerging Markets and Growth Subaccounts; the Strong Variable Annuity Funds' Discovery II and International II Subaccounts; the American Century Investments' VP Balanced Subaccount; the Neuberger & Berman, Inc.'s AMT Partners Subaccount; and INVESCO, Inc.'s Health & Sciences, Industrial Income and Technology Subaccounts) as of December 31, 1997, and the related statements of changes in net assets for the year ended December 31, 1997 and the period from July 1, 1996 to December 31, 1996, except for the Alliance Variable Product's Money Market, International and Premier Growth Subaccounts; the SAFECO Resource Series' Growth and Equity Subaccounts; the Federated Insurance Series' U.S. Government Securities Fund II and High Income Fund II Subaccounts; the MFS Variable Insurance Trust's Emerging Growth and High Income Subaccounts; the Montgomery Variable Funds' Emerging Markets and Growth Subaccounts; the Strong Variable Annuity Funds' Discovery II and International II Subaccounts; the American Century Investments' VP Balanced Subaccount; the Neuberger & Berman, Inc.'s AMT Partners Subaccount; and INVESCO, Inc.'s Health & Sciences, Industrial Income and Technology Subaccounts which are for the period from September 1, 1997 to December 31, 1997. These financial statements are the responsibility of the management of First Fortis Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of

December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolio subaccounts constituting First Fortis Life Insurance Company Variable Account A at December 31, 1997, and the results of their operations and the changes in the net assets for the periods described in the first paragraph, in conformity with generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 27, 1998

                         First Fortis Life Insurance Company
                                  Variable Account A

                               Statement of Net Assets

                                  December 31, 1997

                                                                                                                 NET ASSET VALUE FOR
                                                                                                                   VARIABLE ANNUITY
                                                                                   NET ASSETS       ACCUMULATION     CONTRACTS PER
                                                                                   AT MARKET           UNITS         ACCUMULATION
                                                  SHARES            COST             VALUE          OUTSTANDING          UNIT
                                                 ----------------------------------------------------------------------------------
Investments in Fortis Series Fund, Inc.:
   Growth Stock                                  21,666         $   766,581     $   793,817          240,842        $     3.30
   U.S. Government Securities                    20,827             220,228         222,446           12,970             17.15
   Money Market                                  22,857             254,410         252,121          170,961              1.47
   Asset Allocation                              86,519           1,645,224       1,524,354          542,582              2.81
   Diversified Income                            24,352             288,690         291,817          148,631              1.96
   Global Growth                                 45,541             879,339         924,063           47,369             19.51
   Aggressive Growth                             45,611             603,825         630,047           47,583             13.24
   Growth & Income                              142,979           2,483,303       2,681,680          137,613             19.49
   High Yield                                    56,717             591,517         610,807           47,286             12.92
   Global Asset Allocation                       27,504             357,643         365,431           25,318             14.43
   Global Bond                                    6,541              71,367          69,640            5,883             11.84
   International Stock                           38,102             511,095         509,063           36,305             14.02
   Value                                         56,714             721,917         761,129           55,753             13.65
   S & P 500                                     95,828           1,330,959       1,431,250           96,773             14.79
   Blue Chip Stock                               72,602             975,206       1,070,869           74,226             14.43
Investments in Alliance Variable Product:
   Money Market                                 212,973             212,973         212,973           19,606             10.86
   International                                  2,988              45,113          44,879            4,147             10.82
   Premier Growth                                13,470             279,932         282,729           17,972             15.73
Investments in SAFECO Resource Series:
   Growth                                           781              21,000          18,233            1,217             14.98
   Equity                                         8,963             238,507         225,697           18,571             12.15
Investments in Federated Insurance Series:
   U.S. Government Securities Fund II             1,738              18,160          18,313            1,710             10.71
   High Income Fund II                           33,763             364,369         369,709           29,708             12.44
Investments in MFS Variable Insurance Trust:
   Emerging Growth                                9,159             147,501         147,828           10,745             13.76
   High Income                                   39,067             476,216         482,476           39,080             12.35
Investments in Montgomery Variable Funds:
   Emerging Markets                                 432               4,510           4,569              434             10.53
   Growth                                         1,533              24,260          23,131            1,398             16.55
Investments in Strong Variable Annuity Funds:
   Discovery II                                     941              11,871          11,323            1,015             11.16
   International II                               3,797              35,961          35,382            3,909              9.05
Investments in American Century Investments:
   VP Balanced                                      944               7,704           7,779              615             12.65
Investments in Neuberger & Berman, Inc.:
   AMT Partners                                     728              14,808          14,994            1,202             12.47
Investments in INVESCO, Inc.:
   Health & Sciences                                272               2,991           3,004              273             11.00
   Industrial Income                                825              14,795          14,050            1,157             12.14
   Technology                                       192               2,111           2,199              192             11.45
                                                                -----------     -----------      -----------
Total Net Assets                                                $13,624,086     $14,057,802        1,843,046
                                                                -----------     -----------      -----------
                                                                -----------     -----------      -----------


SEE ACCOMPANYING NOTES.

                        First Fortis Life Insurance Company
                                 Variable Account A

                         Statement of Changes in Net Assets

                            Year ended December 31, 1997

                                                                   FORTIS
                                                  FORTIS             U.S.            FORTIS         FORTIS            FORTIS
                                                  GROWTH          GOVERNMENT          MONEY         ASSET           DIVERSIFIED
                                                  STOCK           SECURITIES         MARKET       ALLOCATION          INCOME
                                               --------------------------------------------------------------------------------
OPERATIONS
Dividend income                                $     57            $  8,101        $ 11,383       $  192,549          $ 16,326
Mortality and expense charges                    (6,272)             (1,066)         (3,107)          (7,853)           (1,961)
Net realized gain (loss) on investments          22,406              (1,976)          3,214            8,609                (2)
Net change in unrealized appreciation
   (depreciation) of investments                 26,263               2,353          (2,658)        (117,203)            2,118
                                               --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     42,454               7,412           8,832           76,102            16,481

CAPITAL TRANSACTIONS
Purchase of Variable Account units              809,304             315,010       2,580,624        1,460,620           236,355
Redemption of Variable Account units           (274,309)           (107,853)     (2,385,564)        (169,600)             (235)
Mortality and expense charges redeemed            6,272               1,066           3,107            7,853             1,961
                                               --------------------------------------------------------------------------------
Increase from capital transactions              541,267             208,223         198,167        1,298,873           238,081

Net assets at beginning of year                 210,096               6,811          45,122          149,379            37,255
                                               --------------------------------------------------------------------------------
Net assets at end of year                      $793,817            $222,446        $252,121       $1,524,354          $291,817
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

                                                  FORTIS           FORTIS            FORTIS
                                                  GLOBAL         AGGRESSIVE         GROWTH &          FORTIS
                                                  GROWTH           GROWTH           INCOME          HIGH YIELD
                                              ----------------------------------------------------------------
OPERATIONS
Dividend income                                $      -            $      7      $   76,880         $    646
Mortality and expense charges                    (7,355)             (5,186)        (16,770)          (4,468)
Net realized gain (loss) on investments         (12,952)                755          23,492            1,165
Net change in unrealized appreciation
   (depreciation) of investments                 43,191              33,963         191,974           24,198
                                              ----------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     22,884              29,539         275,576           21,541

CAPITAL TRANSACTIONS
Purchase of Variable Account units            1,198,499             481,066       2,676,915          535,464
Redemption of Variable Account units           (432,388)            (76,978)       (510,526)         (68,118)
Mortality and expense charges redeemed            7,355               5,186          16,770            4,468
                                              ----------------------------------------------------------------
Increase from capital transactions              773,466             409,274       2,183,159          471,814

Net assets at beginning of year                 127,713             191,234         222,945          117,452
                                                --------------------------------------------------------------
Net assets at end of year                      $924,063            $630,047      $2,681,680         $610,807
                                              ----------------------------------------------------------------
                                              ----------------------------------------------------------------

SEE ACCOMPANYING NOTES.

                      First Fortis Life Insurance Company
                              Variable Account A

                Statement of Changes in Net Assets (continued)

                         Year ended December 31, 1997

                                                  FORTIS
                                                  GLOBAL            FORTIS           FORTIS
                                                  ASSET             GLOBAL       INTERNATIONAL        FORTIS           FORTIS
                                                ALLOCATION           BOND            STOCK            VALUE            S&P 500
                                               --------------------------------------------------------------------------------
OPERATIONS
Dividend income                               $  17,421             $ 2,110        $ 19,136         $ 43,484        $   21,704
Mortality and expense charges                    (2,913)               (518)         (3,619)          (5,646)           (7,708)
Net realized gain (loss) on investments           3,379                (110)          9,811           12,634             8,202
Net change in unrealized appreciation
   (depreciation) of investments                  8,407              (1,467)         (4,635)          31,692            98,868
                                               --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     26,294                  15          20,693           82,164           121,066

CAPITAL TRANSACTIONS
Purchase of Variable Account units              294,716              98,951         462,256          626,949         1,365,385
Redemption of Variable Account units            (56,351)            (45,993)       (117,125)        (127,016)         (121,189)
Mortality and expense charges redeemed            2,913                 518           3,619            5,646             7,708
                                               --------------------------------------------------------------------------------
Increase from capital transactions              241,278              53,476         348,750          505,579         1,251,904

Net assets at beginning of year                  97,859              16,149         139,620          173,386            58,280
                                               --------------------------------------------------------------------------------
Net assets at end of year                      $365,431             $69,640        $509,063         $761,129        $1,431,250
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

                                                  FORTIS          ALLIANCE                            ALLIANCE
                                                BLUE CHIP           MONEY          ALLIANCE           PREMIER
                                                  STOCK            MARKET*      INTERNATIONAL*        GROWTH*
                                              ----------------------------------------------------------------
OPERATIONS
Dividend income                              $    4,348            $    735         $     -         $      -
Mortality and expense charges                    (6,433)                (46)            (13)             (80)
Net realized gain (loss) on investments           5,163                   -               -                -
Net change in unrealized appreciation
   (depreciation) of investments                 93,112                   -            (234)           2,797
                                              ----------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     96,190                 689            (247)           2,717

CAPITAL TRANSACTIONS
Purchase of Variable Account units              925,855             303,796          45,113          279,932
Redemption of Variable Account units            (66,571)            (91,558)              -                -
Mortality and expense charges redeemed            6,433                  46              13               80
                                              ----------------------------------------------------------------
Increase from capital transactions              865,717             212,284          45,126          280,012

Net assets at beginning of year                 108,962                   -               -                -
                                              ----------------------------------------------------------------
Net assets at end of year                    $1,070,869            $212,973         $44,879         $282,729
                                              ----------------------------------------------------------------
                                              ----------------------------------------------------------------

* For the period from September 1, 1997 to December 31, 1997.


SEE ACCOMPANYING NOTES.

                        First Fortis Life Insurance Company
                                 Variable Account A

                   Statement of Changes in Net Assets (continued)

                            Year ended December 31, 1997

                                                                                    FEERATED
                                                                                      U.S.          FEDERATED
                                                                                   GOVERNMENT          HIGH              MFS
                                                 SAFECO            SAFECO          SECURITIES         INCOME          EMERGING
                                                 GROWTH*           EQUITY*          FUND II*         FUND II*          GROWTH*
                                               --------------------------------------------------------------------------------
OPERATIONS
Dividend income                                 $ 2,922            $ 16,403         $     -         $      -          $      -
Mortality and expense charges                        (6)                (62)             (6)            (112)              (38)
Net realized gain (loss) on investments               -                   -               -                -                16
Net change in unrealized appreciation
   (depreciation) of investments                 (2,767)            (12,809)            153            5,339               327
                                               --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                        149               3,532             147            5,227               305

CAPITAL TRANSACTIONS
Purchase of Variable Account units               18,078             222,103          18,160          364,370           148,667
Redemption of Variable Account units                  -                   -               -                -            (1,182)
Mortality and expense charges redeemed                6                  62               6              112                38
                                               --------------------------------------------------------------------------------
Increase from capital transactions               18,084             222,165          18,166          364,482           147,523

Net assets at beginning of year                       -                   -               -                -                 -
                                               --------------------------------------------------------------------------------
Net assets at end of year                       $18,233            $225,697         $18,313         $369,709          $147,828
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

                                                   MFS           MONTGOMERY
                                                  HIGH            EMERGING        MONTGOMERY         STRONG
                                                 INCOME*          MARKETS*          GROWTH*       DISCOVERY II *
                                               -----------------------------------------------------------------
OPERATIONS
Dividend income                                $      -              $    8         $ 1,003          $     -
Mortality and expense charges                      (147)                 (1)             (9)              (2)
Net realized gain (loss) on investments               -                   -               -                -
Net change in unrealized appreciation
   (depreciation) of investments                  6,260                  59          (1,129)            (548)
                                               -----------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      6,113                  66            (135)            (550)

CAPITAL TRANSACTIONS
Purchase of Variable Account units              476,216               4,502          23,257           11,871
Redemption of Variable Account units                  -                   -               -                -
Mortality and expense charges redeemed              147                   1               9                2
                                               -----------------------------------------------------------------
Increase from capital transactions              476,363               4,503          23,266           11,873

Net assets at beginning of year                       -                   -               -                -
                                               -----------------------------------------------------------------
Net assets at end of year                      $482,476              $4,569         $23,131          $11,323
                                               -----------------------------------------------------------------
                                               -----------------------------------------------------------------

* For the period from September 1, 1997 to December 31, 1997.


SEE ACCOMPANYING NOTES.

                         First Fortis Life Insurance Company
                                  Variable Account A

                    Statement of Changes in Net Assets (continued)

                             Year ended December 31, 1997

                                               AMERICAN     NEUBERGER &      INVESCO         INVESCO                     COMBINED
                                STRONG          CENTURY       BERMAN         HEALTH &      INDUSTRIAL      INVESCO       VARIABLE
                              INTERNATIONAL  VP BALANCED*  AMT PARTNERS*     SCIENCES*       INCOME*      TECHNOLOGY*     ACCOUNT
                                   II*
                            ------------------------------------------------------------------------------------------------------
OPERATIONS
Dividend income                 $     -        $    -         $     -         $    -        $   994         $    -   $   436,217
Mortality and expense
   charges                          (10)           (3)             (5)            (1)            (7)            (1)      (81,424)
Net realized gain (loss)
   on investments                     -             -               -              -              -              -        83,806
Net change in unrealized
   appreciation
   (depreciation) of
   investments                     (579)           75             186             14           (745)            88       426,663
                            ------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   resulting from
   operations                      (589)           72             181             13            242             87       865,262

CAPITAL TRANSACTIONS
Purchase of Variable
   Account units                 35,961         7,704          14,808          2,990         13,801          2,111    16,061,409
Redemption of Variable
   Account units                      -             -               -              -              -              -    (4,652,556)
Mortality and expense
   charges redeemed                  10             3               5              1              7              1        81,424
                            ------------------------------------------------------------------------------------------------------
Increase from capital
   transactions                  35,971         7,707          14,813          2,991         13,808          2,112    11,490,277

Net assets at beginning
   of year                            -             -               -              -              -              -     1,702,263
                            ------------------------------------------------------------------------------------------------------
Net assets at end of year       $35,382        $7,779         $14,994         $3,004        $14,050         $2,199   $14,057,802
                            ------------------------------------------------------------------------------------------------------
                            ------------------------------------------------------------------------------------------------------

* For the period from September 1, 1997 to December 31, 1997.


SEE ACCOMPANYING NOTES.

                         First Fortis Life Insurance Company
                                  Variable Account A

                         Statement of Changes in Net Assets

      Period from July 1, 1996 (commencement of operations) to December 31, 1996

                                                                   FORTIS
                                                  FORTIS            U.S.            FORTIS           FORTIS           FORTIS
                                                  GROWTH         GOVERNMENT          MONEY            ASSET        DIVERSIFIED
                                                  STOCK          SECURITIES         MARKET         ALLOCATION         INCOME
                                               --------------------------------------------------------------------------------
OPERATIONS
Dividend income                                $    677              $  386         $   204         $  7,449           $     -
Mortality and expense charges                      (127)                (27)           (378)            (262)              (30)
Net realized gain (loss) on investments           2,290                   -             863              396                 -
Net change in unrealized appreciation
   (depreciation) of investments                    973                (135)            370           (3,667)            1,010
                                               --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      3,813                 224           1,059            3,916               980

CAPITAL TRANSACTIONS
Purchase of Variable Account units              264,460               6,560         162,462          158,453            36,245
Redemption of Variable Account units            (58,304)                  -        (118,777)         (13,252)                -
Mortality and expense charges redeemed              127                  27             378              262                30
                                               --------------------------------------------------------------------------------
Increase from capital transactions              206,283               6,587          44,063          145,463            36,275

Net assets at beginning of year                       -                   -               -                -                 -
                                               --------------------------------------------------------------------------------
Net assets at end of year                      $210,096              $6,811         $45,122         $149,379           $37,255
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

                                                  FORTIS           FORTIS            FORTIS
                                                  GLOBAL         AGGRESSIVE         GROWTH &           FORTIS
                                                  GROWTH           GROWTH            INCOME          HIGH YIELD
                                               ---------------------------------------------------------------
OPERATIONS
Dividend income                                $    148            $    318        $  5,819         $  6,166
Mortality and expense charges                       235                (631)            290             (107)
Net realized gain (loss) on investments             225                (259)           (761)             154
Net change in unrealized appreciation
   (depreciation) of investments                  1,534              (7,741)          6,404           (4,908)
                                               ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      2,142              (8,313)         11,752            1,305

CAPITAL TRANSACTIONS
Purchase of Variable Account units              151,125             220,356         298,353          147,387
Redemption of Variable Account units            (25,319)            (21,440)        (86,870)         (31,347)
Mortality and expense charges redeemed             (235)                631            (290)             107
                                               ---------------------------------------------------------------
Increase from capital transactions              125,571             199,547         211,193          116,147

Net assets at beginning of year                       -                   -               -                -
                                               ---------------------------------------------------------------
Net assets at end of year                      $127,713            $191,234        $222,945         $117,452
                                               ---------------------------------------------------------------
                                               ---------------------------------------------------------------


SEE ACCOMPANYING NOTES.

                        First Fortis Life Insurance Company
                                 Variable Account A

                   Statement of Changes in Net Assets (continued)

     Period from July 1, 1996 (commencement of operations) to December 31, 1996


                                FORTIS
                                GLOBAL         FORTIS          FORTIS                                      FORTIS       COMBINED
                                ASSET          GLOBAL       INTERNATIONAL     FORTIS        FORTIS        BLUE CHIP     VARIABLE
                              ALLOCATION        BOND            STOCK         VALUE         S&P 500         STOCK        ACCOUNT
                            ------------------------------------------------------------------------------------------------------
OPERATIONS
Dividend income                 $ 3,734       $   643        $  3,888       $    942        $   337       $    360    $   31,071
Mortality and expense
   charges                         (187)          (55)             57           (217)          (138)           203        (1,374)
Net realized gain (loss)
   on investments                     4             -            (343)           265            274            595         3,703
Net change in unrealized
   appreciation
   (depreciation) of
   investments                     (619)         (260)          2,603          7,520          1,423          2,551         7,058
                            ------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   resulting from
   operations                     2,932           328           6,205          8,510          1,896          3,709        40,458

CAPITAL TRANSACTIONS
Purchase of Variable
   Account units                 95,193        15,766         170,797        169,800         62,552        169,424     2,128,933
Redemption of Variable
   Account units                   (453)            -         (37,325)        (5,141)        (6,306)       (63,968)     (468,502)
Mortality and expense
   charges redeemed                 187            55             (57)           217            138           (203)        1,374
                            ------------------------------------------------------------------------------------------------------
Increase from capital
   transactions                  94,927        15,821         133,415        164,876         56,384        105,253     1,661,805

Net assets at beginning
   of year                            -             -               -              -              -              -             -
                            ------------------------------------------------------------------------------------------------------
Net assets at end of year       $97,859       $16,149        $139,620       $173,386        $58,280       $108,962    $1,702,263
                            ------------------------------------------------------------------------------------------------------
                            ------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES.

                         First Fortis Life Insurance Company
                                  Variable Account A

                            Notes to Financial Statements

                                  December 31, 1997



1.   GENERAL

FIRST FORTIS LIFE INSURANCE COMPANY

Variable Account A (the Account) was established as a segregated asset account of First Fortis Life Insurance Company (First Fortis) on October 1, 1993 under New York law and became operational July 1, 1996. The Account is registered under the Investment Company Act of 1940 as a unit investment trust. The variable annuity contracts are sold under the names Opportunity Variable Annuity, Masters Variable Annuity and Value Advantage Plus Variable Annuity.

First Fortis was founded in 1971. At the end of 1997, First Fortis had approximately $5 billion of total life insurance in force. First Fortis is a New York corporation and is qualified to sell life insurance and annuity contracts in New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by N.V. AMEV and 50% by Compagnie Financiere et de Reassurance du Group AG ("Group AG"). Fortis, Inc. manages the United States operations for these two companies.

N.V. AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Group AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. N.V. AMEV and Group AG have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies had assets in excess of $167 billion at the end of 1997.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




1.   GENERAL (CONTINUED)

There are thirty-three active subaccounts and nine inactive subaccounts as of December 31, 1997 within the Account. The inactive subaccounts are available funds in which contract holders have not yet invested. The investment objectives and policies of each of the Account's subaccounts are as follows.

ACTIVE SUBACCOUNTS

FORTIS SERIES FUND, INC.

- GROWTH STOCK SUBACCOUNT--seeks growth of capital through short-term and long-term appreciation.

- U.S. GOVERNMENT SECURITIES SUBACCOUNT--seeks to earn a high level of current income consistent with prudent investment risk.

- MONEY MARKET SUBACCOUNT--seeks high level of capital stability and liquidity and, to the extent consistent with these objectives, a high level of current income.

- ASSET ALLOCATION SUBACCOUNT--seeks favorable overall rates of return on capital, primarily through increased ownership of equity securities during periods when stock market conditions appear favorable, and short-term and long-term debt instruments during periods when stock market conditions are less favorable.

- DIVERSIFIED INCOME SUBACCOUNT--seeks high level of current income by investing primarily in a diversified portfolio of government securities and investment grade corporate bonds.

- GLOBAL GROWTH SUBACCOUNT--seeks growth of capital through long-term capital appreciation, through ownership of equity securities, allocated among diverse international markets.

- AGGRESSIVE GROWTH SUBACCOUNT--seeks long-term capital appreciation in equity securities.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




1.   GENERAL (CONTINUED)

FORTIS SERIES FUND, INC. (CONTINUED)

- GROWTH & INCOME SUBACCOUNT--seeks growth of capital and current income, through ownership of equity securities that provide an income component and the potential for growth.

- HIGH YIELD SUBACCOUNT--seeks maximum total return through current income and capital appreciation, through ownership of a diversified portfolio of high-yielding fixed-income securities.

- GLOBAL ASSET ALLOCATION SUBACCOUNT--seeks favorable overall rates of return on capital, primarily through increased ownership of foreign and domestic equity securities during periods when stock market conditions appear favorable, and short-term and long-term foreign and domestic debt instruments during periods when stock market conditions are less favorable.

- GLOBAL BOND SUBACCOUNT--seeks total return from current income and capital appreciation, by investing in a global portfolio of high quality fixed income securities.

- INTERNATIONAL STOCK SUBACCOUNT--seeks capital appreciation by investing primarily in equity securities of non-United States companies.

- VALUE SUBACCOUNT--seeks growth of capital through short and long-term capital appreciation. Investing in equity securities based on the "Value" philosophy.

- S&P 500 SUBACCOUNT--seeks growth of capital by replicating the total return of the Standard & Poor's 500 Composite Stock Price Index.

- BLUE CHIP STOCK SUBACCOUNT--seeks capital appreciation by investing primarily in large and medium-sized blue chip companies.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




1.   GENERAL (CONTINUED)

ALLIANCE VARIABLE PRODUCTS SERIES, INC.

- MONEY MARKET SUBACCOUNT--seeks income by investing in money market securities, with less than one year until maturity, and meets the objective of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

- INTERNATIONAL SUBACCOUNT--seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established foreign companies.

- PREMIER GROWTH SUBACCOUNT--seeks growth of capital by pursuing aggressive investment policies, investments will be based upon their potential for capital appreciation.

SAFECO RESOURCE SERIES

- GROWTH SUBACCOUNT--seeks growth of capital and the increased income that ordinarily follows from such growth.

- EQUITY SUBACCOUNT--seeks long-term growth of capital and reasonable income by investing principally in common stocks.

FEDERATED INSURANCE SERIES

- U.S. GOVERNMENT SECURITIES FUND II SUBACCOUNT--seeks to provide current income, by investing at least 65% of the value of the assets in securities of the U.S. Government, its agencies or instrumentalities.

- HIGH INCOME FUND II SUBACCOUNT--seeks high current income, by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

MFS VARIABLE INSURANCE TRUST

- EMERGING GROWTH SUBACCOUNT--seeks long-term growth of capital through investment in common stock of companies that are early in their life cycle, with potential to become major enterprises.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




1.   GENERAL (CONTINUED)

- HIGH INCOME SUBACCOUNT--seeks high current income through investing, primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MONTGOMERY VARIABLE FUNDS

- EMERGING MARKETS SUBACCOUNT-- seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.

- GROWTH SUBACCOUNT--seeks capital appreciation by investing at least 65% of its assets in the equity securities of domestic companies.

STRONG VARIABLE ANNUITY FUNDS

- DISCOVERY II SUBACCOUNT--seeks capital growth by investing in securities that are believed to represent growth opportunities.

- INTERNATIONAL II SUBACCOUNT --seeks capital growth by investing primarily in equity securities of issuers located outside of the United States.

AMERICAN CENTURY INVESTMENTS

- VP BALANCED SUBACCOUNT--seeks capital growth and current income by investing in a combination of common stocks (and other equity equivalents) and fixed income securities.

NEUBERGER & BERMAN, INC.

- AMT PARTNERS SUBACCOUNT--seeks capital growth, by investing principally in common stock of medium to large capitalization established companies.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




1.   GENERAL (CONTINUED)

INVESCO, INC.

- HEALTH & SCIENCES SUBACCOUNT--seeks capital appreciation by investing in equity securities of companies that develop, produce or distribute products or services related to health care.

- INDUSTRIAL INCOME SUBACCOUNT--seeks the best possible current income while following sound investment practices. The fund normally invests 65% of its total assets in dividend-paying common stock, and an additional 10% in equity securities that do not pay a regular dividend, with the remainder being invested in corporate bonds.

- TECHNOLOGY SUBACCOUNT-- seeks capital appreciation by investing in equity securities of companies in technology-related industries.

INACTIVE SUBACCOUNTS

FEDERATED INSURANCE SERIES

- UTILITY FUND II SUBACCOUNT--seeks high current income and moderate capital appreciation, by investing primarily in a professionally managed diversified portfolio of equity and debt securities of utility companies.

- AMERICAN LEADERS FUND II SUBACCOUNT--seeks long-term capital growth, by investing the majority of its assets in common stock of "blue chip" companies.

LEXINGTON FUNDS DISTRIBUTOR, INC.

- NATURAL RESOURCES TRUST SUBACCOUNT--seeks long-term growth of capital through investments primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

- EMERGING MARKETS FUND SUBACCOUNT--seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




1.   GENERAL (CONTINUED)

MFS VARIABLE INSURANCE TRUST

- WORLD GOVERNMENTS SUBACCOUNT--seeks growth of capital, with moderate current income through investment in a internationally diversified portfolio consisting primarily of debt securities and lesser extent equity securities.

AMERICAN CENTURY INVESTMENTS

- VP GROWTH SUBACCOUNT--seeks capital growth by investing in common stocks that have a better than average potential for appreciation.

VAN ECK WORLDWIDE INSURANCE TRUST

- WORLDWIDE BOND FUND SUBACCOUNT--seeks high return through a flexible policy of investing globally, primarily in debt securities.

- WORLDWIDE HARD ASSETS SUBACCOUNT--seeks long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal.

NEUBERGER & BERMAN, INC.

- AMT LIMITED MATURITY BOND PORTFOLIO SUBACCOUNT--seeks the highest current income consistent with low risk by primarily investing in U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations and others.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The assets of the Account are segregated from First Fortis' other assets. The operations of the Account are part of First Fortis. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Capital gain distributions from subaccounts are recorded on the ex-dividend date and reinvested upon receipt.

INVESTMENT INCOME

Dividend income from subaccounts is recorded on the ex-dividend date and reinvested upon receipt.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets at the date of the financial statements and the reported amounts of net increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   INVESTMENTS

Investment in shares of the Fortis Series Fund, Inc. Subaccounts are stated at market value, which is based on the percentage owned by the Account of the net asset value of the respective portfolios of these Series. The Series' net asset value is based on market quotations of the securities held in the portfolio. Investments in the other subaccounts are valued at the net asset (market) value per share at the close of business on December 31, 1997, as reported by the respective mutual fund.

The cost of investments sold and redeemed is determined on the average cost method. Unrealized appreciation or depreciation of investments represents the Account's share of the subaccount's undistributed net investment income, undistributed realized gains or losses and unrealized appreciation or depreciation.

Purchases and sales of shares of the Funds are recorded on the trade date. The number of shares and aggregate cost of purchases, including reinvested dividends and realized capital gains, and average cost of investments sold or redeemed were as follows:

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




3.   INVESTMENTS (CONTINUED)



YEAR ENDED DECEMBER 31, 1997  COST OF
                                                               SHARES                                           COST OF
                                                  ------------------------------             COST OF            SALES/
                                                    PURCHASED             SOLD              PURCHASES         REDEMPTIONS
                                                  -----------------------------------------------------------------------
Fortis Series Fund, Inc.:
   Growth Stock                                       22,661               7,441          $  809,361          $  274,309
   U.S. Government Securities                         30,484              10,301             323,111             107,853
   Money Market                                      233,715             214,478           2,592,007           2,385,564
   Asset Allocation                                   96,893               8,514           1,653,169             169,600
   Diversified Income                                 19,661                  20             252,681                 235
   Global Growth                                      62,726              23,908           1,198,499             432,388
   Aggressive Growth                                  37,352               5,782             481,073              76,978
   Growth & Income                                   159,029              30,750           2,753,795             510,526
   High Yield                                         51,337               6,574             536,110              68,118
   Global Asset Allocation                            23,716               4,141             312,137              56,351
   Global Bond                                         9,303               4,219             101,061              45,993
   International Stock                                35,322               8,441             481,392             117,125
   Value                                              51,090               9,611             670,433             127,016
   S & P 500                                          99,878               9,123           1,387,089             121,189
   Blue Chip Stock                                    68,209               4,934             930,203              66,571
Alliance Variable Product:
   Money Market                                      304,530              91,557             304,531              91,558
   International                                       2,988                   -              45,113                   -
   Premier Growth                                     13,470                   -             279,932                   -
SAFECO Resource Series:
   Growth                                                781                   -              21,000                   -
   Equity                                              8,963                   -             238,506                   -
Federated Insurance Series:
   U.S. Government Securities Fund II                  1,738                   -              18,160                   -
   High Income Fund II                                33,763                   -             364,370                   -
MFS Variable Insurance Trust:
   Emerging Growth                                     9,230                  71             148,667               1,182
   High Income                                        39,067                   -             476,216                   -
Montgomery Variable Funds:
   Emerging Markets                                      432                   -               4,510                   -
   Growth                                              1,533                   -              24,260                   -
Strong Variable Annuity Funds:
   Discovery II                                          941                   -              11,871                   -
   International II                                    3,797                   -              35,961                   -
American Century Investments:
   VP Balanced                                           944                   -               7,704                   -

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




3. INVESTMENTS (CONTINUED)



YEAR ENDED DECEMBER 31, 1997 (CONTINUED)
                                                               SHARES                                           COST OF
                                                  ------------------------------             COST OF            SALES/
                                                    PURCHASED             SOLD              PURCHASES         REDEMPTIONS
                                                  -----------------------------------------------------------------------
Neuberger & Berman, Inc.:
   AMT Partners                                          728                   -             $14,808                $  -
INVESCO, Inc.:
   Health & Sciences                                     272                   -               2,990                   -
   Industrial Income                                     825                   -              14,795                   -
   Technology                                            192                   -               2,111                   -


YEAR ENDED DECEMBER 31, 1997
                                                               SHARES                                            COST OF
                                                  ------------------------------             COST OF            SALES/
                                                    PURCHASED             SOLD              PURCHASES         REDEMPTIONS
                                                  -----------------------------------------------------------------------
Fortis Series Fund, Inc.:
   Growth Stock                                        8,226               1,780            $265,137           $  58,304
   U.S. Government Securities                            644                   -               6,946                   -
   Money Market                                       14,989              10,866             162,666             118,777
   Asset Allocation                                    9,529                 738             165,902              13,252
   Diversified Income                                  3,185                   -              36,245                   -
   Global Growth                                       8,083               1,360             151,273              25,319
   Aggressive Growth                                  15,562               1,521             220,674              21,440
   Growth & Income                                    21,183               6,480             304,172              86,870
   High Yield                                         14,984               3,030             153,553              31,347
   Global Asset Allocation                             7,964                  36              98,927                 453
   Global Bond                                         1,456                   -              16,409                   -
   International Stock                                14,406               3,184             174,685              37,325
   Value                                              15,683                 448             170,742               5,141
   S&P 500                                             5,627                 544              62,889               6,306
   Blue Chip Stock                                    15,562               6,225             169,784              63,968

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




4.   ORGANIZATIONAL EXPENSES AND OTHER CHARGES

ORGANIZATION EXPENSES

First Fortis assumed all organizational expenses of the Account.

PREMIUM TAXES

Where premium taxes or similar assessments are imposed by states or other jurisdiction upon receipt of purchase payments, First Fortis pays such taxes on behalf of the contract owner and then will deduct a charge for these amounts from the contract value upon surrender, death of the annuitant or contract owner, or annuitization of the contract. In jurisdictions where premium taxes or similar assessments are imposed at the time annuity payments begin, First Fortis will deduct a charge on a pro rata basis from the contract value at that time.

POLICY ADMINISTRATION CHARGE

A $30 annual policy administrative charge is deducted each contract year from value of each Opportunity Variable Annuity on the anniversary of the contract date and upon surrender of the contract. This charge will be waived during the accumulation period if the contract value at the end of the contract year (or upon total surrender) is $25,000 or more.

MORTALITY AND EXPENSE RISK CHARGE

First Fortis assesses each subaccount of the Opportunity Variable Annuity and Masters Variable Annuity a daily charge for mortality and expense risk at an annual rate of 1.25% of the net assets. For the Value Advantage Plus Variable Annuity the mortality and expense risk charge is assessed at an annual rate of 0.45%.

ADMINISTRATIVE CHARGE

First Fortis assesses each subaccount of the Opportunity Variable Annuity and Masters Variable Annuity a daily charge for administrative expense at annual rate of 0.10% of the net assets.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




4.   ORGANIZATIONAL EXPENSES AND OTHER CHARGES (CONTINUED)

SURRENDER CHARGE

FREE SURRENDERS
The following amounts can be withdrawn from the contract without a surrender charge:

- Any purchase payments received more than five years prior to the surrender date for Opportunity Variable Annuity and seven years for Master Variable Annuity and have not been previously surrendered.

- In any contract year, up to 10% of the purchase payments received less than five years prior to the surrender date for Opportunity Variable Annuity and seven years prior to the surrender date for Masters Variable Annuity.

- For Master Variable Annuity any earnings that have not been previously surrendered.

-    For Value Advantage Plus Variable Annuity there is no surrender charge.

AMOUNT OF SURRENDER CHARGE
Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders. The surrender charge is based on a percentage of the amount of purchase payments surrendered. The percentage of payments is set at 5% during the first five years on the Opportunity Variable Annuity contracts with a sliding scale down to zero by the end of the fifth year, and is set at 7% during the first seven years of the Master Variable Annuity contracts, with a sliding scale down to zero by the end of the seventh year. Surrender charges collected by First Fortis were $1,607 and $0 in 1997 and 1996, respectively.

5.   FEDERAL INCOME TAXES

The operations of the Account form part of, and are taxed with, the operations of First Fortis, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset value of the subaccounts is not affected by income taxes on income distributions received by the subaccounts.

                         First Fortis Life Insurance Company
                                  Variable Account A

                      Notes to Financial Statements (continued)




6.   RELATED PARTY TRANSACTIONS

Fortis Advisers, Inc. (a wholly-owned subsidiary of Fortis, Inc.) provides investment management services to Fortis Series Fund, Inc. in exchange for investment advisory and management fees. Investment advisory and management fees are based on each portfolio's daily net assets and decrease in reduced percentages as average daily net assets increase. The fees represent an investment expense to Fortis Series Fund, Inc. which reduces the portfolios' net assets. These fees charged by Fortis Advisers, Inc. are not available on an individual variable account basis. Fees for all variable accounts to which Fortis Advisers, Inc. provided investment management services amounted to $14,415,572 and $11,076,174 in 1997 and 1996, respectively.

7.   YEAR 2000 ISSUE (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Account. The Account has no computer systems of its own but is dependent upon the systems of Fortis Benefits Insurance Company (an affiliate), Fortis Advisers and certain other third parties.

A comprehensive review of Fortis Benefits' and Fortis Advisers' computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. Fortis Benefits' and Fortis Advisers' goal is to complete internal remediation and testing of each system by early 1999. The Year 2000 readiness of the unaffiliated investment managers and other third parties whose system failures could have an impact on the Account's operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

APPENDIX A

PERFORMANCE INFORMATION

In advertising and other sales material for the Certificates, yield and total return information for the Subaccounts of the Variable Account may be included. The information below provides investment results for the indicated Subaccounts of the Variable Account. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

YIELD CALCULATIONS

Yield information for the Alliance Money Market Subaccount will be based on the seven days ended on a specified date. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account (after the deduction of all asset based charges) having a balance of one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return , and multiplying the base period return by (365/7), with the resulting yield figure carried to the nearest hundredth of one percent. The seven day yield for the Alliance Money Market Subaccount as of December 31, 1997 was 4.86%.

An effective yield may also be quoted for the Alliance Money Market Subaccount. Effective yield is calculated by compounding the current yield as follows:

                                                365/7
Effective Yield =     [(Base Period Return + 1)       ]  - 1

The seven day effective yield for the Alliance Money Market Subaccount as of December 31, 1997 was 4.97%.

Yield information for the other Subaccounts will be based on the thirty days ended on a specified date and carried to the nearest hundredth of a percent, according to the following formula:


                               | /        \ 6     |
                               ||   A-B    |      |
                              2||  ----- +1|   -1 |
                               | \  CD    /       |
                               |_                _|

Where:
A = net investment income earned during the period by the Portfolio whose shares are owned by the Subaccount,

B = expenses accrued for the period,

C = the average daily number of Accumulation Units outstanding during the period, and

D = the offering price per Accumulation Unit at the end of the last day of the period.

The following table sets figures for the thirty days ended December 31, 1996.

          Subaccount                              Yield
          ----------                              -----
     Federated High Yield Bond . . . . . . . . . . 8.67%
     Federated U.S. Government Securities. . . . . 2.37%
     MFS High Income . . . . . . . . . . . . . . . 14.01%
     MFS World Governments . . . . . . . . . . . . 2.76%
     Van Eck Worldwide Bond  . . . . . . . . . . . 6.49%

TOTAL RETURN CALCULATIONS

Total return information will be given for the one-year and five-year periods ended on a specified date, provided that, if the registration statement has been effective for a Subaccount only during a shorter period, then such shorter period will be used.

AVERAGE ANNUAL TOTAL RETURN

Total average annual compounded rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

                  n
          P(1 + T)  = CSV

WHERE:    P = a hypothetical initial purchase payment of $1,000,

          T = average annual total return,

          n = number of years, and

          CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period, assuming deduction of a proportionate amount of the annual administrative charge (based on average Contract size).

The following table show total average annual rates of return for the periods indicated:


           Subaccount                      One Year Period      Commencement
                                         Ended Dec. 31, 1997   to Dec. 31, 1997
---------------------------------------  -------------------   ----------------

Alliance International Portfolio                  -0.14%            2.67%

Alliance Premier Growth Portfolio                 30.25%           25.34%

American Century VP Balanced Fund                 12.18%           11.57%

American Century VP Capital Appreciation Fund     -6.73%           -6.66%

Federated High Income Bond Fund II                10.33%           10.63%

Federated Utility II                              23.07%           15.79%

Federated American Leaders II                     28.74%           22.27%

Federated U.S. Government Securities II             NA               NA

INVESCO Industrial Income Portfolio                 NA               NA

INVESCO Health Sciences Portfolio                   NA               NA

INVESCO Technology Portfolio                        NA               NA

Lexington Natural Resources Trust                  3.66%            12.57%

Lexington Emerging Markets Fund                  -14.96%           -10.97%

MFS Emerging Growth Series                        18.36%            16.72%

MFS High Income Series                            10.11%            10.16%

MFS World Government Series                       -4.57%            -0.27

Montgomery Emerging Markets Fund                  -4.02%            -1.18%

Montgomery Growth Fund                            24.93%            27.45%

Neuberger & Berman Limited Maturity Bond
Portfolio                                           NA              17.04%

Neuberger & Berman Partners Portfolio               NA                NA

SAFECO Equity Portfolio                           21.27%            17.04%

SAFECO Growth Portfolio                           41.19%            42.80%

Strong Discovery Fund II                           7.89%             4.36%

Strong International Stock Fund II               -16.90%            -6.72%

Van Eck Worldwide Bond Fund                       -1.07%             1.00%

Van Eck Worldwide hard Assets Fund                -5.17%            -2.77%


CUMULATIVE TOTAL RETURN

Total cumulative rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

                            CTR = (CSV - P) 100
                                   -------
                                      P

Where: P = a hypothetical initial purchase payment of $1,000, CTR = cumulative total return, and CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period, assuming deduction of a proportional amount of the annual administrative charge (based on average Contract size).

The following table shows cumulative total rates of return for the periods indicated:


           Subaccount                      One Year Period      Commencement
                                         Ended Dec. 31, 1997   to Dec. 31, 1997
---------------------------------------  -------------------   ----------------

Alliance International Portfolio               -0.14%                5.18%

Alliance Premier Growth Portfolio              30.25%               54.29%

American Century VP Balanced Fund              12.18%               23.39%

American Century VP Capital Appreciation Fund  -6.73%              -12.39%

Federated High Income Bond Fund II             10.33%               21.41%

Federated Utility II                           23.07%               32.50%

Federated American Leaders II                  28.74%               47.12%

Federated U.S. Government Securities II          NA                  7.05%

INVESCO Industrial Income Portfolio              NA                 21.37%

INVESCO Health Sciences Portfolio                NA                 10.07%

INVESCO Technology Portfolio                     NA                 14.46%

Lexington Natural Resources Trust               3.66%               25.53%

Lexington Emerging Markets Fund                14.96%              -20.00%

MFS Emerging Growth Series                     18.36%               34.56%

MFS High Income Series                         10.11%              20.42%

MFS World Government Series                    -4.57%              -0.51%

Montgomery Emerging Markets Fund               -4.02%               2.27%

Montgomery Growth Fund                         24.93%              59.32%

Neuberger & Berman Limited Maturity Bond
  Portfolio                                      NA                 4.98%

Neuberger & Berman Partners Portfolio            NA                24.78%

SAFECO Equity Portfolio                        21.27%              18.52%

SAFECO Growth Portfolio                        41.19%              46.93%

Strong Discovery Fund II                        7.89%               8.53%

Strong International Stock Fund II            -16.90%             -12.51%

Van Eck Worldwide Bond Fund                    -1.07%               1.93%

Van Eck Worldwide hard Assets Fund             -5.17%              -5.25%


Yield figures do not reflect any surrender charge, and yield and total return figures do not reflect any premium tax charge. Yield and total return figures do reflect the reimbursement of certain Fortis Series expenses. Current Fixed Account effective annual rates of interest may also be quoted in advertising and other sales materials, and these rates do not reflect any deductions or charges.

First Fortis may advertise its relative performance as compiled by outside organizations. Following is a list of ratings services which may be referred to in advertisements, along with the category in which the applicable Subaccount is included:

     Rating Service                                       Category
     --------------                                       --------

                        Alliance Money Market Subaccount

     Morningstar Publications, Inc.
     Lipper Analytical Services, Inc.

                        Alliance International Subaccount

     Morningstar Publications, Inc.                 International
     Lipper Analytical Services, Inc.               International

                       Alliance Premier Growth Subaccount

     Morningstar Publications, Inc.                 Growth
     Lipper Analytical Services, Inc.               Growth

                      Federated High Yield Bond Subaccount

     Morningstar Publications, Inc.                 High Yield Bond
     Lipper Analytical Services, Inc.

                          Federated Utility Subaccount

     Morningstar Publications, Inc.                 Specialty Fund
     Lipper Analytical Services, Inc.

                      Federated American Leaders Subaccount

     Morningstar Publications, Inc.                 Growth & Income
     Lipper Analytical Services, Inc.

                     Lexington Natural Resources Subaccount

     Morningstar Publications, Inc.                 Specialty Fund
     Lipper Analytical Services, Inc.

                      Lexington Emerging Markets Subaccount

     Morningstar Publications, Inc.                 International Stock
     Lipper Analytical Services, Inc.

                         MFS Emerging Growth Subaccount

     Morningstar Publications, Inc.                 Aggressive Growth
     Lipper Analytical Services, Inc.               Mid Cap Funds

                           MFS High Income Subaccount

     Morningstar Publications, Inc.                 High Yield Bonds
     Lipper Analytical Services, Inc.               Mid Cap Funds

                        MFS World Governments Subaccount

     Morningstar Publications, Inc.                 International Bonds
     Lipper Analytical Services, Inc.

                     Montgomery Emerging Markets Subaccount

     Morningstar Publications, Inc.                 Diversified Emerging Markets
     Lipper Analytical Services, Inc.               Emerging Markets Funds

                          Montgomery Growth Subaccount

     Morningstar Publications, Inc.                 Growth
     Lipper Analytical Services, Inc.               Growth

                           Strong Discovery Subaccount

     Morningstar Publications, Inc.                 Aggressive Growth
     Lipper Analytical Services, Inc.               Capital Appreciation Fund

                     Strong Government Securities Subaccount

     Morningstar Publications, Inc.                 Government Bond - General
     Lipper Analytical Services, Inc.

                           Strong Advantage Subaccount

     Morningstar Publications, Inc.                 Corporate Bond - General
     Lipper Analytical Services, Inc.

                      Strong International Stock Subaccount

     Morningstar Publications, Inc.                 Foreign Stock
     Lipper Analytical Services, Inc.               International Fund

                             TCI Balanced Subaccount

     Morningstar Publications, Inc.                 Balanced
     Lipper Analytical Services, Inc.

                              TCI Growth Subaccount

     Morningstar Publications, Inc.                 Growth
     Lipper Analytical Services, Inc.

                        Van Eck Worldwide Bond Subaccount

     Morningstar Publications, Inc.                 International Bond
     Lipper Analytical Services, Inc.

                  Van Eck Gold and Natural Resources Subaccount

     Morningstar Publications, Inc.                 Specialty Fund
     Lipper Analytical Services, Inc.               Gold Oriented Fund

                                        PART C
                                  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     a.   Financial Statements

          Included in Part A:

          With Respect to First Fortis Life Insurance Company:

            Report of Independent Auditors
            Balance Sheets as of December 31, 1997 and 1996
            Statements of Operations for the years ended
                    December 31, 1997, 1996 and 1995
            Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996, and 1995
            Statements of Cash Flows for the years ended December 31, 1997,
                    1996 and 1995
            Notes to Financial Statements

          Included in Part B:

          With Respect to Variable Account A of First Fortis Life Insurance
          Company:

            Report of Independent Auditors
            Statement of Net Assets as of December 31, 1997
            Statement of Changes in Net Assets for the two years ended
                    December 31, 1997
            Notes to Financial Statements

     b.   Exhibits:

          1. Resolution of the Board of Directors of First Fortis Life Insurance Company effecting the establishment of Separate Account A - filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993, and incorporated by reference.

          2.        Not applicable.

          3.        (a)  Form of Principal Underwriter and Servicing Agreement -
                         filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.

                    (b) Form of Dealer Sales Agreement - filed as a part of this Form

                         N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.

                    (c) Form of Supplement to Dealer Sales Agreement - filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.

            4.      (a)  Form of Combination Fixed and Variable Annuity Contract
                         -- filed herewith.

                    (b) Form of IRA Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

                    (c) Form of Section 403(b) Annuity Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

                    (d) Form of Automatic Portfolio Rebalancing Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

                    (e) Form of Systematic Withdrawal Option Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

                    (f) Form of Systematic Transfer Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

          5. Form of Application to be used in connection with Contract -- filed herewith.

          6.        (a)  Charter of First Fortis Life Insurance Company -- filed as a part of Form 10-K, File No. 33-71690 on March 29, 1996, and incorporated by reference.

                    (b) By-laws of First Fortis Life Insurance Company -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

          7.        None.

          8. Administrative Service Agreement -- filed as a part of Form 10-K, File No. 33-71690 on March 29, 1996, and incorporated by reference.

          9. Opinion and consent of David A. Peterson, Esq., Corporate Counsel of Fortis Benefits Insurance Company, as to the legality of the securities being registered -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

          10.       (a)  Consent of Ernst & Young LLP -- filed herewith.

                    (b) Power of Attorney for Messrs. Rutherfurd, Freedman and Madame Gharib -- incorporated by reference from Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

                    (c) Power of Attorney for Messrs. Gardner, Nelson and Galston -- incorporated by reference from Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

                    (d) Power of Attorney for Messrs. Keller and Kopperud --incorporated by reference from Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

          11.       Not applicable.

          12.       Not applicable.

          13. Schedules of computation of each performance quotation provided in the registration statement pursuant to Item 21 -- filed herewith.

Item 25.  DIRECTORS AND OFFICERS OF FIRST FORTIS

     The directors, executive officers, and other officers of First Fortis are listed below.

NAME AND PRINCIPAL
 BUSINESS ADDRESS

Officer-Director                   Office With Depositor
----------------                   ---------------------

Zafor Rashid (3)                   President and Chief Executive
                                   Officer

Allen R. Freedman (3)              Chairman of Board

Terry J. Kryshak (2)               Sr. Vice President and Chief
                                   Administrative Officer

Larry M. Cains (3)                 Treasurer

Other Directors                    Office With Depositor
---------------                    ---------------------
Susie Gharib
CNBC
424 W. 33rd Street
New York, NY  10001

Guy Gerard Rutherfurd, Jr.
Dean Witter Intercapital
2 World Trade Center
72nd Floor
New York, NY  10048

Dale Edward Gardner
Gardner & Buhl
Bridge Street
Roxbury, NY  12474

Kenneth W. Nelson
Tech Products, Inc.
15 Beach Street
Staten Island, NY 10304

Clarence Elkus Galston
10 Longwood Dr., Apt. 330
Wentwood, MA 02090

Robert B. Pollock
2323 Grand Boulevard
Kansas City, MO 44108

Dean C. Kopperud (1)

Thomas M. Keller
501 W. Michigan
Milwaukee, WI 53201


Other Officers
--------------

Jerome A. Atkinson (3)             Secretary

Barbara R. Hege (3)                Chief Financial Officer

Melissa J. Talham (3)              Assistant Treasurer

Paula M. SeGuin (2)                Assistant Secretary

Katherine L. Katsidhe (3)          Assistant Secretary
_____________________________
(1)  Address:       Fortis Benefits Insurance Company, 500 Bielenberg Drive,
                    Woodbury, MN 55125.

(2)  Address:       220 Salina Meadows Parkway, Suite 255, Syracuse, NY 13220.

(3)  Address:       Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.


Item 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

     Separate Account A of First Fortis Life Insurance Company is a separate account of First Fortis. This separate account and Fortis Series Fund, Inc. may be deemed to be controlled by First Fortis, although First Fortis follows voting instructions of variable insurance contract owners with respect to voting on certain important matters in connection with these entities. This separate account is created under New York law and is the funding media for variable annuity contracts issued by First Fortis.

     The chart indicating the persons controlled by or under common control with First Fortis was filed as Exhibit 26 to this Form N-4 Registration Statement No. 33-71686 on April 11, 1994. First Fortis has no subsidiaries.

Items 27.   NUMBER OF CONTRACT OWNERS

     As of March 31, 1998 there were 30 Contract Owners.

Item 28.  INDEMNIFICATION

     Pursuant to the Principal Underwriter and Administrative Servicing Agreement filed as Exhibit 3(a) and (b) to this Registration Statement and incorporated by this reference, First Fortis has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, unless the misstatement or omission was based on information supplied by Fortis Investors; provided, however, that no such indemnity will be made to Fortis Investors or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Fortis Investors. Pursuant to the Principal Underwriter and Servicing Agreement, Fortis Investors has agreed to indemnify Separate Account A, First Fortis, and each of its officers, directors and controlling persons for damages and expenses (1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, if the misstatement or omission was based on information furnished by Fortis Investors or (2) otherwise arising out of Fortis Investors' negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3 -C- and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Contracts agree to indemnify First Fortis, Fortis Investors, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

     Also, First Fortis' By-Laws (see Article VII, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of First Fortis or the Separate Account pursuant to the foregoing provisions, or otherwise, First Fortis and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by First Fortis of expenses incurred or paid by a director, officer or controlling person of First Fortis or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) Fortis Investors, Inc. is the principal underwriter for Variable Account A. Fortis Investors, Inc. also acts as the principal underwriter for the following registered investment companies (in addition to Separate Account A and Fortis Series Fund, Inc.):
          Variable Account C and D of Fortis Benefits Insurance Company, Fortis Advantage Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Fiduciary Fund, Inc., Fortis Growth Fund, Inc., Fortis Money Portfolios, Inc., Fortis Tax-Free Portfolios, Inc., and Fortis Income Portfolios, Inc.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Fortis Investors,
          Inc.:


Name and Principal
 Business Address
------------------


Roger W. Arnold*                   Vice President

Robert W. Beltz, Jr.*              Vice President and Director

Jeffrey R. Black*                  Business Development and Sales
                                   Desk Officer

Mark C. Cadalbert*                 Compliance Officer

Peter M. Delahanty*                Vice President

Tamara L. Fagely*                  2nd Vice Presidsent

John E. Hite*                      Vice President and Assistant
                                   Secretary

Joanne M. Herron*                  Assistant Treasurer

Carol M. Houghtby*                 Vice President, Treasurer and
                                   Director

Dean C. Kopperud*                  President and Director

Christine D. Pawlenty*             Custom Solutions Group Officer

Mary B. Petersen*                  2nd Vice President

Scott Plummer*                     Vice President & Corporate
                                   Counsel


________________________
*    Address: 500 Bielenberg Drive, Woodbury, MN 55125.

     (c) None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 thereunder are maintained by First Fortis, Fortis

Investors, Inc. and Fortis Advisers, Inc., at 500 Bielenberg Drive, Woodbury, Minnesota 55125 and 220 Salina Meadows Parkway, Suite 255, Syracuse, New York 13220.

Item 31.  MANAGEMENT SERVICES

     First Fortis entered into an Administrative Services Agreement with Fortis Benefits Insurance Company which is dated October 1, 1991 and which has been subsequently amended. Pursuant to that agreement, Fortis Benefits frequently as is expenses to be provides certain management and management support services, as generally described below, to First Fortis and Fortis Benefits is reimbursed by First Fortis for these services on the basis of Fortis Benefits' costs, apportioned on an equitable basis, for providing those services. The services which Fortis Benefits provides pursuant to that agreement relating to First Fortis' group life, health, and disability insurance business and its individual annuity business are generally as follows: (1) in-house legal services, (2) computer hardware and systems services for maintenance of corporate accounting and policyholder records, and (3) training services for new products. Fortis Benefits additionally provides actuarial services, including product development, ricing, valuation and compliance services. Prior to 1994, Fortis Benefits provided more extensive services to First Fortis relating to its group life, health, and disability insurance business.

Additionally, pursuant to an agreement with Fortis, Inc., Fortis, Inc. provides First Fortis with investment and general management services. The obligation to provide investment services has been assigned by Fortis, Inc. to Fortis Advisers, Inc..

First Fortis paid its affiliates the following sums for these services for its fiscal year ended December 31, 1995, December 31, 1996, and December 31, 1997, respectively: $1,581,000, $1,648,000 and $2,568,000.

Item 32.  UNDERTAKINGS

The Registrant hereby
undertakes:

     (a) to file a post-effective amendment to this registration statement as frequently as is expenses to be SIGNATURES necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

     (c) to deliver a Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

First Fortis Life Insurance Company represents:

     (a) that the fees and charges imposed under the provisions of the Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services to be rendered by the Registrant associated with the Contracts, the expenses to be incurred by the Registrant associate with the contracts, and the risk assumed by the registrant association with the contracts.

     The Registrant intends to rely on the no-action response dated November 28, 1988 from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1) -(4) thereof.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the Town of Salina, County of Onondaga, State of New York on this 17th day of April, 1998.

                              SEPARATE ACCOUNT A OF
                              FIRST FORTIS LIFE INSURANCE COMPANY
                                   (Registrant)
                              By: FIRST FORTIS LIFE INSURANCE COMPANY


                              By:____/s/_______________________________
                                   Zafar Rashid
                                   President and
                                   Chief Executive Officer
                                   (Principal Executive Officer)

                              FIRST FORTIS LIFE INSURANCE COMPANY
                                   (Depositor)


                              By:____/s/_______________________________
                                   Zafar Rashid
                                   President and
                                   Chief Executive Officer
                                   (Principal Executive Officer)

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amended Registration Statement has been signed by the following persons, in the capacities indicated, on April 17, 1998.

Signature                          Title With First Fortis
---------                          -----------------------
    /s/ Zafar Rashid               President and Chief Executive
---------------------------        Officer
  Zafar Rashid                     (Principal Exescutive Officer)

    /s/ Terry J. Kryshak           Sr. Vice President and Chief
---------------------------        Administrative Officer and
   Terry J. Kryshak                Director

    /s/ Larry M. Cains             Treasurer and Director
---------------------------        (Principal Financial Officer)
   Larry M. Cains


    /s/ Barbara K. Hege            Chief Financial Officer
---------------------------        (Principal Accounting Officer)
    Barbara K. Hege

*
-------------------------------    Chairman and Director
Allen Royal Freedman


*
-------------------------------    Director
Susie Gharib


*
-------------------------------    Director
Guy Gerard Rutherfurd, Jr.


*
-------------------------------    Director
Dale Edward Gardner


*
-------------------------------    Director
Kenneth Warwick Nelson


-------------------------------    Director
Robert B. Pollock


     /s/ Dean C. Kopperud
----------------------------       Director
     Dean C. Kopperud


*
-------------------------------    Director
Thomas M Keller


*
-------------------------------    Director
Clarence Elkus Galston


*By     /s/ Terry J. Kryshak
   ------------------------
        Terry J. Kryshak
        Attorney-in-fact

EXHIBIT INDEX


     10(a)  Consent of Accountants

     13   Schedules of Computation